 CALIFORNIA TAX-FREE INCOME FUND
PAINEWEBBER
            RECENT PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                08/31/95 02/28/95 08/31/94 ENDED 08/31/95 ENDED 08/31/95
------------------------------------------------------------------------
Class A Shares   $10.81   $10.68   $10.71       6.68%          3.97%
------------------------------------------------------------------------
Class B Shares    10.81    10.69    10.72       5.37           3.09
------------------------------------------------------------------------
Class D Shares    10.80    10.67    10.71       6.04           3.71
------------------------------------------------------------------------

Performance Summary Class A Shares

             NET ASSET VALUE
            --------------------
PERIOD                            CAPITAL GAINS                      TOTAL
COVERED     BEGINNING  ENDING      DISTRIBUTED       DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
09/16/85 -
  12/31/85   $ 9.57   $    10.09      $  --                $0.1827     7.41%
-----------------------------------------------------------------------------
1986          10.09        11.18         --                 0.7883    19.18
-----------------------------------------------------------------------------
1987          11.18        10.49         --                 0.7564     0.65
-----------------------------------------------------------------------------
1988          10.49        10.74         --                 0.7908    10.20
-----------------------------------------------------------------------------
1989          10.74        10.95         --                 0.7384     9.11
-----------------------------------------------------------------------------
1990          10.95        10.88       0.0340               0.7877     6.18
-----------------------------------------------------------------------------
1991          10.88        11.29       0.0268               0.7064    10.84
-----------------------------------------------------------------------------
1992          11.29        11.29       0.1701               0.6504     7.49
-----------------------------------------------------------------------------
1993          11.29        11.70       0.3052               0.6077    11.96
-----------------------------------------------------------------------------
1994          11.70        10.09       0.0969               0.5844    (8.07)
-----------------------------------------------------------------------------
01/01/95 -
  08/31/95    10.09        10.81         --                 0.3848    10.67
-----------------------------------------------------------------------------
                                     Total: $0.6330        $6.9780
-----------------------------------------------------------------------------
                      CUMULATIVE TOTAL RETURN AS OF 08/31/95:        117.38%
-----------------------------------------------------------------------------

Performance Summary Class B Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
07/01/91 - 12/31/91   $10.95   $11.29    $0.0268       $0.3043        6.20%
----------------------------------------------------------------------------
1992                   11.29    11.29     0.1701        0.5631        6.67
----------------------------------------------------------------------------
1993                   11.29    11.70     0.3052        0.5188       11.11
----------------------------------------------------------------------------
1994                   11.70    10.10     0.0969        0.5029       (8.69)
----------------------------------------------------------------------------
01/01/95 - 08/31/95    10.10    10.81       --          0.3311        9.64
----------------------------------------------------------------------------
                                  Total: $0.5990       $2.2202
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         08/31/95:   26.01%
----------------------------------------------------------------------------

Performance Summary Class D Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED  DIVIDENDS PAID RETURN/1/
----------------------------------------------------------------------------
07/02/92 - 12/31/92   $11.41   $11.28    $0.1701       $0.2625        2.68%
----------------------------------------------------------------------------
1993                   11.28    11.69     0.3052        0.5477       11.40
----------------------------------------------------------------------------
1994                   11.69    10.09     0.0969        0.5295       (8.47)
----------------------------------------------------------------------------
01/01/95 - 08/31/95    10.09    10.80       --          0.3476       10.22
----------------------------------------------------------------------------
                                   Total: $0.5722      $1.6873
----------------------------------------------------------------------------
                                     CUMULATIVE TOTAL RETURN AS OF
                                                         08/31/95:   15.40%
----------------------------------------------------------------------------

Average Annual Return

                                                 % RETURN AFTER DEDUCTING
                 % RETURN WITHOUT SALES CHARGE     MAXIMUM SALES CHARGE
                 --------------------------------------------------------------
                             CLASS                         CLASS
                 --------------------------------------------------------------
                        A*        B**       D***      A*       B**       D***
-------------------------------------------------------------------------------
Twelve Months
 Ended 09/30/95       9.17%      8.45%   8.71%       4.76%     3.45%      8.71%
-------------------------------------------------------------------------------
Five Years
 Ended 09/30/95       7.44        N/A     N/A        6.57       N/A        N/A
-------------------------------------------------------------------------------
Ten Years Ended
 09/30/95             8.53        N/A     N/A        8.08       N/A        N/A
-------------------------------------------------------------------------------
Commencement of
 Operations
 Through
 09/30/95+            8.08       5.79    4.66        7.64      5.40       4.66
-------------------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates and do not include sales charges; results would be lower for Class A and Class B shares if sales charges were included.
* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Class D shares are sold without initial or contingent deferred sales charges but bear ongoing 12b-1 distribution and service fees.
+ Commencement of operations dates are September 16, 1985, July 1, 1991 and July 2, 1992 for Class A, Class B and Class D shares, respectively. The data above represents past performance of the Fund's shares, which is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions, distributions of income from market discount amortization and gains realized on the sale of Fund shares are taxable.

 NATIONAL TAX-FREE INCOME FUND
PAINEWEBBER
            RECENT PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                08/31/95 02/28/95 08/31/94 ENDED 08/31/95 ENDED 08/31/95
------------------------------------------------------------------------
Class A Shares   $11.45   $11.26   $11.36       6.50%          4.37%
------------------------------------------------------------------------
Class B Shares    11.45    11.26    11.36       5.70           3.98
------------------------------------------------------------------------
Class D Shares    11.45    11.26    11.36       5.96           4.11
------------------------------------------------------------------------

Performance Summary Class A Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
12/03/84 - 12/31/84   $ 9.57   $ 9.60       --          $   --         0.31%
                                         $
-----------------------------------------------------------------------------
1985                    9.60    10.45       --           0.8903      19.00
-----------------------------------------------------------------------------
1986                   10.45    11.39       --           0.8246      17.38
-----------------------------------------------------------------------------
1987                   11.39    10.74       --           0.7823       1.30
-----------------------------------------------------------------------------
1988                   10.74    11.06       --           0.8244      10.98
-----------------------------------------------------------------------------
1989                   11.06    11.23       --           0.8041       9.11
-----------------------------------------------------------------------------
1990                   11.23    11.15       --           0.7810       6.26
-----------------------------------------------------------------------------
1991                   11.15    11.56     0.0365         0.7585      10.49
-----------------------------------------------------------------------------
1992                   11.56    11.62     0.1314         0.7043       8.01
-----------------------------------------------------------------------------
1993                   11.62    12.25     0.1208         0.6507      12.32
-----------------------------------------------------------------------------
1994                   12.25    10.75     0.0135         0.6264      (7.14)
-----------------------------------------------------------------------------
01/01/95 - 08/31/95    10.75    11.45       --           0.3784      10.12
-----------------------------------------------------------------------------
                                      Total: $0.3022    $8.0250
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          08/31/95:  152.45%
-----------------------------------------------------------------------------

Performance Summary Class B Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/01/91 - 12/31/91   $11.19   $11.55    $0.0365        $0.3222        6.50%
-----------------------------------------------------------------------------
1992                   11.55    11.62     0.1314         0.6139       7.27
-----------------------------------------------------------------------------
1993                   11.62    12.25     0.1208         0.5599      11.49
-----------------------------------------------------------------------------
1994                   12.25    10.75     0.0135         0.5406      (7.84)
-----------------------------------------------------------------------------
01/01/95 - 08/31/95    10.75    11.45       --           0.3253       9.61
-----------------------------------------------------------------------------
                                      Total: $0.3022    $2.3619
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          08/31/95:   28.67%
-----------------------------------------------------------------------------

Performance Summary Class D Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/02/92 - 12/31/92   $11.71   $11.62    $0.1314        $0.2766        2.78%
-----------------------------------------------------------------------------
1993                   11.62    12.25     0.1208         0.5904      11.77
-----------------------------------------------------------------------------
1994                   12.25    10.75     0.0135         0.5696      (7.60)
-----------------------------------------------------------------------------
01/01/95 - 08/31/95    10.75    11.45       --           0.3424       9.77
-----------------------------------------------------------------------------
                                      Total: $0.2657    $1.7790
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          08/31/95:   16.52%
-----------------------------------------------------------------------------

Average Annual Return

                                                 % RETURN AFTER DEDUCTING
                 % RETURN WITHOUT SALES CHARGE     MAXIMUM SALES CHARGE
                 --------------------------------------------------------------
                             CLASS                         CLASS
                 --------------------------------------------------------------
                    A*         B**       D***      A*        B**       D***
-------------------------------------------------------------------------------
Twelve Months
 Ended 09/30/95       9.32%      8.50%   8.77%       4.96%     3.50%      8.77%
-------------------------------------------------------------------------------
Five Years
 Ended 09/30/95       7.71        N/A     N/A        6.84       N/A        N/A
-------------------------------------------------------------------------------
Ten Years Ended
 09/30/95             8.53        N/A     N/A        8.09       N/A        N/A
-------------------------------------------------------------------------------
Commencement of
 Operations
 Through
 09/30/95+            8.98       6.22    4.97        8.57      5.83       4.97
-------------------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates, and do not include sales charges; results would be lower for Class A and Class B if sales charges were included.
* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Class D shares are sold without initial or contingent deferred sales charges but hear ongoing 12b-1 distribution and service fees.
+ Commencement of operations dates are December 3, 1984, July 1, 1991 and July 2, 1992 for Class A, Class B and Class D shares, respectively. The data above represents past performance of the Fund's shares, which is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions, distributions of income from market discount amortization and gains realized on the sale of Fund shares are taxable.

 MUNICIPAL HIGH INCOME FUND
PAINEWEBBER
            RECENT PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                08/31/95 02/28/95 08/31/94 ENDED 08/31/95 ENDED 08/31/95
------------------------------------------------------------------------
Class A Shares   $10.16   $9.92    $10.14       6.53%          5.59%
------------------------------------------------------------------------
Class B Shares    10.16    9.92     10.13       5.85           5.21
------------------------------------------------------------------------
Class D Shares    10.16    9.92     10.13       6.12           5.34
------------------------------------------------------------------------

Performance Summary Class A Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
06/23/87 - 12/31/87   $ 9.58   $ 9.40       --          $0.3131        1.46%
                                         $
-----------------------------------------------------------------------------
1988                    9.40     9.90       --           0.8091       14.45
-----------------------------------------------------------------------------
1989                    9.90    10.09       --           0.7380        9.66
-----------------------------------------------------------------------------
1990                   10.09     9.89       --           0.7322        5.52
-----------------------------------------------------------------------------
1991                    9.89    10.38     0.0678         0.7144       13.32
-----------------------------------------------------------------------------
1992                   10.38    10.54     0.1406         0.6736        9.79
-----------------------------------------------------------------------------
1993                   10.54    10.97     0.2037         0.6180       12.14
-----------------------------------------------------------------------------
1994                   10.97     9.52     0.0260         0.5865       (7.77)
-----------------------------------------------------------------------------
01/01/95 - 08/31/95     9.52    10.16       --           0.3607       10.63
-----------------------------------------------------------------------------
                                      Total: $0.4381    $5.5456
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          08/31/95:   91.27%
-----------------------------------------------------------------------------

Performance Summary Class B Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/01/91 - 12/31/91   $10.05   $10.38    $0.0678        $0.3170        7.21%
-----------------------------------------------------------------------------
1992                   10.38    10.54     0.1406         0.5930        8.95
-----------------------------------------------------------------------------
1993                   10.54    10.97     0.2037         0.5349       11.30
-----------------------------------------------------------------------------
1994                   10.97     9.52     0.0260         0.5103       (8.47)
-----------------------------------------------------------------------------
01/01/95 - 08/31/95     9.52    10.16       --           0.3174       10.16
-----------------------------------------------------------------------------
                                      Total: $0.4381    $2.2726
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          08/31/95:   31.08%
-----------------------------------------------------------------------------

Performance Summary Class D Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/02/92 - 12/31/92   $10.50   $10.54    $0.0135        $0.2635        3.06%
-----------------------------------------------------------------------------
1993                   10.54    10.97     0.2037         0.5620       11.57
-----------------------------------------------------------------------------
1994                   10.97     9.52     0.0260         0.5339       (8.23)
-----------------------------------------------------------------------------
01/01/95 - 08/31/95     9.52    10.16       --           0.3324       10.32
-----------------------------------------------------------------------------
                                      Total: $0.2432    $1.6918
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          08/31/95:   16.41%
-----------------------------------------------------------------------------

Average Annual Return

                                                   % RETURN AFTER DEDUCTING
                 % RETURN WITHOUT SALES CHARGE       MAXIMUM SALES CHARGE
                 -------------------------------- -----------------------------
                             CLASS                          CLASS
                 -------------------------------- -----------------------------
                        A*        B**       D***        A*       B**      D***
-------------------------------------------------------------------------------
Twelve Months
 Ended 09/30/95       9.35%      8.45%      8.83%     5.00%     3.45%     8.83%
-------------------------------------------------------------------------------
Five Years
 Ended 09/30/95       8.31        N/A        N/A      7.42       N/A       N/A
-------------------------------------------------------------------------------
Commencement of
 Operations
 Through
 09/30/95+            8.24       6.69       4.99      7.70      6.31      4.99
-------------------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not include sales charges; results would be lower for Class A and Class B if sales charges were included.
* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Class D shares are sold without initial or contingent deferred sales charges but bear ongoing 12b-1 distribution and service fees.
+ Commencement of operations dates are June 23, 1987, July 1, 1991 and July 2, 1992 for Class A, Class B and Class D shares, respectively. The data above represents past performance of the Fund's shares, which is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions, distributions of income from market discount amortization and gains realized on the sale of Fund shares are taxable.

 NEW YORK TAX-FREE INCOME FUND
PAINEWEBBER
            RECENT PERFORMANCE RESULTS (UNAUDITED)

                     NET ASSET VALUE              TOTAL RETURN/1/
                -------------------------- -----------------------------
                                             12 MONTHS       6 MONTHS
                08/31/95 02/28/95 08/31/94 ENDED 08/31/95 ENDED 08/31/95
------------------------------------------------------------------------
Class A Shares   $10.45   $10.27   $10.37       6.31%          4.45%
------------------------------------------------------------------------
Class B Shares    10.45    10.27    10.36       5.63           4.06
------------------------------------------------------------------------
Class D Shares    10.46    10.28    10.37       5.92           4.19
------------------------------------------------------------------------

Performance Summary Class A Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
09/23/88 - 12/31/88   $ 9.60   $ 9.61       --          $0.1630        1.82%
                                         $
-----------------------------------------------------------------------------
1989                    9.61     9.84       --           0.6931        9.90
-----------------------------------------------------------------------------
1990                    9.84     9.68       --           0.6797        5.02
-----------------------------------------------------------------------------
1991                    9.68    10.22       --           0.6637       12.31
-----------------------------------------------------------------------------
1992                   10.22    10.55       --           0.6442        9.85
-----------------------------------------------------------------------------
1993                   10.55    11.26     0.0253         0.5796       12.72
-----------------------------------------------------------------------------
1994                   11.26     9.68     0.1017         0.5095       (8.48)
-----------------------------------------------------------------------------
01/01/95 - 08/31/95     9.68    10.45       --           0.3193       11.34
-----------------------------------------------------------------------------
                                      Total: $0.1270    $4.2521
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          08/31/95:   68.13%
-----------------------------------------------------------------------------

Performance Summary Class B Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/01/91 - 12/31/91   $ 9.81   $10.22       --          $0.2930        7.25%
                                         $
-----------------------------------------------------------------------------
1992                   10.22    10.55       --           0.5654        8.91
-----------------------------------------------------------------------------
1993                   10.55    11.25     0.0253         0.4959       11.78
-----------------------------------------------------------------------------
1994                   11.25     9.68     0.1017         0.4362       (9.08)
-----------------------------------------------------------------------------
01/01/95 - 08/31/95     9.68    10.45       --           0.2741       10.86
-----------------------------------------------------------------------------
                                      Total: $0.1270    $2.0646
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          08/31/95:   31.73%
-----------------------------------------------------------------------------

Performance Summary Class D Shares

                     NET ASSET VALUE
                     ---------------- CAPITAL GAINS                  TOTAL
PERIOD COVERED       BEGINNING ENDING  DISTRIBUTED   DIVIDENDS PAID RETURN/1/
-----------------------------------------------------------------------------
07/02/92 - 12/31/92   $10.45   $10.56       --          $0.2663        3.65%
                                         $
-----------------------------------------------------------------------------
1993                   10.56    11.26     0.0253         0.5226       12.04
-----------------------------------------------------------------------------
1994                   11.26     9.69     0.1017         0.4613       (8.81)
-----------------------------------------------------------------------------
01/01/95 - 08/31/95     9.69    10.46       --           0.2892       11.01
-----------------------------------------------------------------------------
                                      Total: $0.1270    $1.5394
-----------------------------------------------------------------------------
                                      CUMULATIVE TOTAL RETURN AS OF
                                                          08/31/95:   17.54%
-----------------------------------------------------------------------------

Average Annual Return

               % RETURN WITHOUT SALES CHARGE    % RETURN AFTER DEDUCTING
               --------------------------------   MAXIMUM SALES CHARGE
                                                -------------------------------
                           CLASS                         CLASS
               -------------------------------- -------------------------------
                      A*        B**       D***    A*       B**         D***
-------------------------------------------------------------------------------
Twelve Months
 Ended
 09/30/95           9.89%      8.98%      9.38%     5.49%     3.98%       9.38%
-------------------------------------------------------------------------------
Five Years
 Ended
 09/30/95           8.51        N/A        N/A      7.63       N/A         N/A
-------------------------------------------------------------------------------
Commencement
 of Opera-
 tions
 Through
 09/30/95+          7.80       6.84       5.30      7.17      6.46        5.30
-------------------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates, and do not include sales charges; results would be lower for Class A and Class B if sales charges were included.
* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Class D shares are sold without initial or contingent deferred sales charges but bear ongoing 12b-1 distribution and service fees.
+ Commencement of operations dates are September 23, 1988, July 1, 1991 and July 2, 1992 for Class A, Class B and Class D shares, respectively. The data above represents past performance of the Fund's shares, which is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions, distributions of income from market discount amortization and gains realized on the sale of Fund shares are taxable.

 CALIFORNIA TAX-FREE INCOME FUND
PAINEWEBBER
            PORTFOLIO OF INVESTMENTS                 AUGUST 31, 1995 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES          VALUE
 ---------                            -------------------- --------------  ------------
 MUNICIPAL BONDS AND NOTES - 98.60%
  $ 3,250  California General
            Obligation Bonds.......   10/01/00 to 11/01/00 8.250 to 9.100% $  3,861,103
    8,140  California Department of
            Water Resources........   12/01/13 to 12/01/20 6.000 to 6.125     8,162,144
    5,000  California Educational
            Facilities Authority
            California Institute of
            Technology.............               01/01/21          6.000     5,002,100
    3,000  California Educational
            Facilities Authority
            Carnegie Institute of
            Washington.............               10/01/23          5.600     2,799,390
    2,000  California Educational
            Facilities Authority
            Claremont College......               05/01/22          6.375     2,001,740
    4,500  California Educational
            Facilities Authority
            Pepperdine University
            (MBIA-Insured).........               06/01/19          5.500     4,211,190
    1,140  California Educational
            Facilities Authority
            St Mary's College Of
            California (Pre-
            refunded with U.S.
            Government Securities
            to 10/01/00 @ 102).....               10/01/20          7.500     1,313,656
    6,000  California Educational
            Facilities Authority
            Stanford University....   01/01/13 to 11/01/16 6.000 to 6.750     6,241,305
   15,750  California Educational
            Facilities Authority
            University of Southern
            California.............               10/01/15 5.800 to 7.200    16,332,853
    1,250  California Health
            Facilities Financing
            Authority Children's
            Hospital of San
            Francisco
            (MBIA-Insured).........               10/01/20          7.500     1,405,713
    7,600  California Health
            Facilities Financing
            Authority
            Kaiser Permanente
            Hospital...............   10/01/15 to 10/01/19 6.750 to 9.125     7,963,806
    4,000  California Health
            Facilities Financing
            Authority Marin General
            Hospital (FSA-Insured).               08/01/14          5.500     3,779,680
      540  California Health
            Facilities Financing
            Authority O'Connor
            Hospital (Pre-refunded
            with U.S. Government
            Securities to 03/01/96
            @ 102).................               03/01/15          9.250       565,418
      100  California Health
            Facilities Financing
            Authority St. Joseph's
            Health System*.........               07/01/24          3.200       100,000
    1,000  California Pollution
            Control Financing
            Authority
            Atlantic Richfield.....               11/01/04          9.125     1,028,480
      890  California Pollution
            Control Financing
            Authority Southern
            California Edison......               12/01/08          6.850       942,902
    1,600  California Pollution
            Control Financing
            Authority Southern
            California Edison*.....               02/28/08          3.450     1,600,000
    3,500  California State
            Department of
            Transportation.........               03/01/16          6.500     3,595,900
    1,355  California State
            University.............   11/01/09 to 11/01/12          8.800     1,406,921
       15  University of California
            Faculty Mortgage.......               01/01/18          9.200        15,535
    1,390  Beverly Hills
            Certificates of
            Participation..........   06/01/15 to 06/01/19 6.750 to 7.000     1,436,939
      710  Beverly Hills
            Certificates of
            Participation
            (Pre-refunded with U.S.
            Government Securities
            to 06/01/99 @ 102).....               06/01/15          7.000       788,043
    1,505  Big Bear Lake Water
            Revenue Bonds
            (FGIC-Insured).........               04/01/22          6.375     1,543,347
    1,350  Contra Costa County
            Transportation
            Commission Sales Tax
            Revenue Bonds..........               03/01/07          6.875     1,442,475
    4,000  Contra Costa Water
            Authority (FGIC-
            Insured)...............               10/01/20          5.750     3,880,960
    6,175  Contra Costa Water
            District (AMBAC-
            Insured)...............               10/01/22          6.375     6,343,639
    1,235  East Bay Municipal
            Utility District
            (AMBAC-Insured)........               06/01/21          6.375     1,269,481
    1,000  Intermodal Container
            Transfer Facilities
            Southern Pacific
            Transfer Company.......               11/01/14          7.700     1,055,000
    3,000  Kings River Conservation
            District
            Pine Flat Power........               01/01/12          6.375     3,070,950
    3,555  Long Beach Water Revenue
            Bonds..................               05/01/19          6.125     3,569,824

 CALIFORNIA TAX-FREE INCOME FUND
PAINEWEBBER
            PORTFOLIO OF INVESTMENTS (CONCLUDED)     AUGUST 31, 1995 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES          VALUE
 ---------                            -------------------- --------------  ------------
 MUNICIPAL BONDS AND NOTES - (CONCLUDED)
  $ 6,000  Los Angeles Department
            of Airports (Pre-
            refunded with U.S.
            Government Securities
            to 05/01/97 @ 102).....               05/01/10          7.400% $  6,440,580
    5,000  Los Angeles Department
            of Water & Power.......               01/15/31          7.100     5,610,900
    1,500  Los Angeles Department
            of Water & Power
            (Crossover refunded to
            02/15/99 @ 102)........               02/15/19          7.200     1,650,885
    4,595  Los Angeles Harbor
            Department Revenue
            Bonds..................               08/01/20          6.400     4,704,269
      990  Los Angeles Harbor
            Department Revenue
            Bonds (Pre-refunded
            with U.S. Government
            Securities to 09/01/99
            @ 100).................               09/01/15          8.700     1,071,576
    3,500  Los Angeles Metropolitan
            Transportation
            Authority Sales Tax
            Revenue (AMBAC
            Insured)...............               07/01/17          5.500     3,292,275
    5,700  Los Angeles
            Transportation
            Commission
            Sales Tax Revenue
            Bonds..................               07/01/15          7.400     6,280,260
    4,000  Los Angeles Wastewater
            System
            Revenue Bonds (MBIA-
            Insured)...............               06/01/21          5.800     3,885,120
    5,000  M-S-R Public Power
            Agency of California...               07/01/19          6.875     5,219,200
      955  Marin County Housing
            Authority (FNMA
            Insured)...............               09/01/07          9.200       987,795
    9,000  Metropolitan Water
            District of Southern
            California.............   07/01/19 to 03/01/20 5.500 to 5.550     8,525,320
    3,700  Newport Beach Health
            Facilities
            Hoag Memorial Hospital*.              10/01/22          3.600     3,700,000
    5,000  Oakland General
            Obligation Bonds
            (FGIC Insured).........               06/15/22          6.000     4,999,400
      860  Orange County Mortgage
            Revenue Bonds (GNMA)...               09/01/16          7.800       893,196
    1,455  Pasadena Certificate of
            Participation
            Civic Center
            (Pre-refunded with U.S.
            Government Securities
            to 12/01/99 @ 102).....               12/01/14          7.000     1,636,322
    1,500  Pasadena Certificate of
            Participation
            Convention Center......               01/01/13          5.750     1,428,750
    1,000  Riverside County
            Certificate of
            Participation..........               12/01/15          7.875     1,050,460
    6,250  Riverside Electric
            Revenue Bonds..........               10/01/15          6.000     6,227,938
    1,000  Riverside Hospital
            Revenue Kaiser
            Permanente.............               12/01/15          9.000     1,029,140
    3,000  Sacramento Utility
            District Electric
            Revenue Bonds (MBIA
            Insured)...............               01/01/24          6.000     2,999,700
    6,300  San Diego Industrial
            Development Authority
            San Diego Gas &
            Electric...............   09/01/18 to 09/01/20 6.400 to 9.250     6,420,410
    9,500  San Francisco Airport
            Revenue Bonds
            (AMBAC Insured)........               05/01/13          6.500     9,986,496
    8,000  San Francisco Sewer
            (AMBAC Insured)........               10/01/11          6.000     8,100,000
    3,750  San Jose Airport Revenue
            Bonds (MBIA Insured)...               03/01/16          5.750     3,670,500
    2,800  Santa Barbara County
            Certificate of
            Participation
            (Pre-refunded with U.S.
            Government Securities
            to 12/01/98 @ 102).....               12/01/10          7.500     3,134,796
    2,000  Santa Clara County
            Financing Authority
            Lease (AMBAC-Insured) .               11/15/20          6.750     2,141,080
    5,085  Santa Monica Malibu
            Unified School
            District...............               08/01/18          5.500     4,746,288
    5,000  Santa Monica Parking
            Authority..............               07/01/16          6.375     5,092,250
    5,000  Southern California
            Public Power Authority.               07/01/20          5.500     4,618,250
    5,200  Stockton Health
            Facilities Revenue St.
            Joseph Medical Center
            (MBIA Insured).........               06/01/23          5.500     4,803,968
                                                                           ------------
 Total Investments (cost -
   $211,402,901) - 98.60%...........                                        221,077,617
 Other assets in excess of liabili-
  ties - 1.40%......................                                          3,148,739
                                                                           ------------
 Net Assets - 100.00%...............                                       $224,226,356
                                                                           ============

-------
* Variable rate demand notes which are payable on demand. The maturity dates shown are the stated maturities; the interest rates shown are the current rates as of August 31, 1995.
AMBAC-American Municipal Bond Assurance Corporation
FGIC-Financial Guaranty Insurance Company
FNMA-Federal National Mortgage Association
FSA-Financial Security Assurance Incorporated
GNMA-Government National Mortgage Association
MBIA-Municipal Bond Investors Assurance
                 See accompanying notes to financial statements

 NATIONAL TAX-FREE INCOME FUND
PAINEWEBBER
            PORTFOLIO OF INVESTMENTS                 AUGUST 31, 1995 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                           MATURITY          INTEREST
   (000)                                                            DATES             RATES          VALUE
 ---------                                                   -------------------- --------------  ------------
 MUNICIPAL BONDS AND NOTES - 99.54%
 Alabama - 0.84%
  $ 4,000  Birmingham Warrants Series A...................               06/01/13          5.700% $  3,964,360
                                                                                                  ------------
 Alaska - 1.81%
    5,800  Valdez Marine Terminal Revenue
            Exxon Pipeline Company Project*...............               10/01/25          3.750     5,800,000
    2,500  Valdez Marine Terminal British Petroleum Co....               12/01/25          7.125     2,709,975
                                                                                                  ------------
                                                                                                     8,509,975
                                                                                                  ------------
 Arizona - 2.37%
   10,510  Maricopa County Community College District.....               07/01/07          6.000    11,113,800
                                                                                                  ------------
 California - 1.20%
    5,000  California State (FGIC Insured)................               11/01/12          7.000     5,652,700
                                                                                                  ------------
 Connecticut - 3.38%
   15,885  Connecticut State..............................   03/15/14 to 03/15/15          5.800    15,871,394
                                                                                                  ------------
 Florida - 8.92%
      125  Florida General Obligation Bonds...............               07/01/14         10.000       185,604
   14,670  Florida State Board of Education...............   01/01/15 to 06/01/20 5.900 to 7.000    15,036,986
    2,000  Hillsborough County Aviation Authority Tampa
            Airport (Pre-refunded with U.S. Government
            Securities to 10/01/99 @ 102) (AMBAC Insured).               10/01/09          7.100     2,249,200
    6,200  Hillsborough County Pollution Control*.........               05/15/18          3.700     6,200,000
    8,000  Jacksonville Electric Authority................   10/01/13 to 10/01/15 5.375 to 6.900     7,935,140
    4,100  Jacksonville Electric Authority (Crossover
            refunded to 10/01/95 @ 102)...................               10/01/15          8.500     4,198,441
    1,750  Marion County Hospital District
            Monroe Regional Medical Center (FGIC Insured).               10/01/20          6.000     1,749,860
    3,800  Palm Beach County Criminal Justice Facilities
            Board (Pre-refunded with U.S. Government
            Securities to 06/01/00 @ 102) (FGIC Insured)..               06/01/11          7.250     4,325,464
                                                                                                  ------------
                                                                                                    41,880,695
                                                                                                  ------------
 Georgia - 4.96%
    3,000  Georgia Municipal Electric Authority...........               01/01/20          8.375     3,209,100
      500  Georgia Municipal Electric Authority (Crossover
             refunded to 01/01/97 @ 102)..................               01/01/20          8.375       534,850
    5,000  Georgia Municipal Electric Authority (Pre-
            refunded
            with U.S. Government Securities to 01/01/99 @
            102)..........................................   01/01/09 to 01/01/25 7.250 to 7.400     5,546,110
    5,000  Conyers Georgia Water and Sewage Revenue
            (AMBAC Insured)...............................               07/01/15          6.600     5,346,900
    8,000  Hall County School District (AMBAC Insured)....               12/01/14          6.700     8,635,920
                                                                                                  ------------
                                                                                                    23,272,880
                                                                                                  ------------

 NATIONAL TAX-FREE INCOME FUND
PAINEWEBBER
            PORTFOLIO OF INVESTMENTS (CONTINUED)     AUGUST 31, 1995 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                    MATURITY       INTEREST
   (000)                                     DATES          RATES      VALUE
 ---------                            -------------------- -------- ------------
 MUNICIPAL BONDS AND NOTES - (CONTINUED)
 Hawaii - 0.99%
  $ 4,515  Hawaii General
            Obligation Bonds.......               01/01/15   6.250% $  4,633,203
                                                                    ------------
 Illinois - 5.94%
    4,335  Illinois Development
            Finance Authority
            Citizens Utilities.....               08/01/20   7.150     4,594,103
    2,000  Illinois Health
            Facilities Authority
            Children's Memorial
            Hospital (MBIA
            Insured)...............               11/01/13   7.125     2,162,900
    1,000  Illinois Health
            Facilities Authority
            Evangelical Hospital...               04/15/17   6.750     1,047,760
    2,675  Illinois Health
            Facilities Authority
            Sherman Hospital (MBIA
            Insured)...............               08/01/21   6.750     2,794,653
    5,000  Bloomingdale Water (MBIA
            Insured)...............               05/01/16   6.400     5,143,250
    5,000  Chicago Gas Supply
            People's Gas...........               03/01/15   6.875     5,353,800
    1,170  Northern Illinois
            University (Pre-
            refunded with
            U.S. Government
            Securities to 04/01/09
            @ 100).................               04/01/13  10.400     1,656,088
    4,620  Regional Transportation
            Authority (FGIC
            Insured)...............               06/01/14   7.100     5,120,069
                                                                    ------------
                                                                      27,872,623
                                                                    ------------
 Indiana - 1.06%
    3,000  Indiana Health Facility
            Finance Authority
            Methodist Hospital of
            Indiana................               09/01/15   5.750     2,843,160
    2,000  Purdue University.......               07/01/15   6.700     2,131,340
                                                                    ------------
                                                                       4,974,500
                                                                    ------------
 Kentucky - 2.44%
    1,000  Kentucky Development
            Finance Authority
            Baptist Hospital-(Pre-
            refunded with U.S.
            Government Securities
            to 09/01/99 @ 102)
            (MBIA Insured).........               09/01/15   7.200     1,122,790
    4,855  Kentucky State Turnpike
            Authority (AMBAC
            Insured)...............               07/01/12   5.750     4,896,025
    5,010  Louisville & Jefferson
            County (AMBAC Insured).               05/15/16   6.750     5,449,277
                                                                    ------------
                                                                      11,468,092
                                                                    ------------
 Louisiana - 1.88%
      800  Louisiana Offshore
            Terminal Authority*....               09/01/08   3.850       800,000
    4,500  Louisiana Offshore
            Terminal Authority.....               09/01/10   7.600     4,964,355
    1,500  Louisiana Public
            Facilities Authority
            Loyola University
            (Crossover pre-refunded
            to
            10/01/95 @ 102)........               10/01/10   9.750     1,537,440
    1,400  Louisiana Public
            Facilities Authority
            Tulane University (Pre-
            refunded with U.S.
            Government Securities
            to 08/15/97 @ 102).....               08/15/15   8.000     1,531,040
                                                                    ------------
                                                                       8,832,835
                                                                    ------------
 Maryland - 1.12%
    5,020  Anne Arundel County
            Consolidated General
            Improvement............   08/01/14 to 08/01/15   6.300     5,280,086
                                                                    ------------
 Massachusetts - 8.79%
   20,000  Massachusetts General
            Obligation Bonds.......               06/01/13   6.500    21,147,000
    3,290  Massachusetts General
            Obligation Bonds
            (FGIC Insured).........   11/01/13 to 11/01/14   7.000     3,649,728
    4,850  Massachusetts State
            Special Obligation
            Revenue ...............               06/01/14   5.800     4,800,288

 NATIONAL TAX-FREE INCOME FUND
PAINEWEBBER
            PORTFOLIO OF INVESTMENTS (CONTINUED)     AUGUST 31, 1995 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES          VALUE
 ---------                            -------------------- --------------  ------------
 MUNICIPAL BONDS AND NOTES - (CONTINUED)
 Massachusetts - (concluded)
  $ 1,200  Massachusetts Water
            Pollution Abatement
            Trust..................               02/01/14          5.700% $  1,181,124
    8,315  Massachusetts Water
            Resources Authority
            (Pre-refunded
            with U.S. Government
            Securities to 07/15/02
            @ 102).................               07/15/21          6.500     9,342,068
    1,000  Massachusetts Water
            Resources Authority
            (Pre-refunded
            with U.S. Government
            Securities to 04/01/00
            @ 102).................               04/01/16          7.500     1,140,590
                                                                           ------------
                                                                             41,260,798
                                                                           ------------
 Michigan - 4.55%
    1,000  Michigan State Hospital
            Finance Authority
            McLaren Regional
            Medical Center (Pre-
            refunded with U.S.
            Government Securities
            to 09/15/01 @ 102).....               09/15/21          7.500     1,168,880
    6,500  Lake Orion Community
            School District
            (AMBAC Insured)........               05/01/15          5.800     6,469,190
    5,695  Lansing Building
            Authority..............               06/01/15          5.800     5,582,865
    7,850  Royal Oak Hospital
            Finance Authority
            William Beaumont
            Hospital...............   01/01/19 to 01/01/20 6.625 to 6.750     8,152,832
                                                                           ------------
                                                                             21,373,767
                                                                           ------------
 Minnesota - 1.34%
    6,000  Minnesota Public
            Facilities Authority
            Water Pollution........               03/01/15          6.250     6,302,340
                                                                           ------------
 Nebraska - 1.94%
    5,930  Nebraska Public Power
            District...............   01/01/15 to 01/01/22 5.375 to 6.250     5,703,961
    3,500  Omaha Public Power
            District...............               02/01/17          5.700     3,407,005
                                                                           ------------
                                                                              9,110,966
                                                                           ------------
 Nevada - 0.59%
    2,810  Clark County Sanitation
            District (FGIC
            Insured)...............               07/01/11          5.700     2,792,381
                                                                           ------------
 New Jersey - 1.84%
    1,650  New Jersey Highway
            Authority
            Garden State Parkway...               01/01/19          5.750     1,616,621
    7,000  New Jersey State
            Transportation Trust
            Fund Authority
            Transportation Systems
            Series B...............               06/15/14          5.750     7,005,180
                                                                           ------------
                                                                              8,621,801
                                                                           ------------
 New Mexico - 3.26%
    4,500  Albuquerque Airport.....               07/01/19          6.500     4,545,720
    8,000  Farmington Pollution
            Control
            Southern California
            Edison.................               04/01/21          7.200     8,723,360
    2,000  Santa Fe Water Revenue
            (AMBAC Insured)........               06/01/24          6.300     2,051,080
                                                                           ------------
                                                                             15,320,160
                                                                           ------------
 New York - 13.44%
      900  New York State Dormitory
            Authority Revenue Bonds
            Oxford University Press
            Incorporated*..........               07/01/23          3.450       900,000
    7,300  New York State
            Environmental
            Facilities Corporation.   06/15/12 to 06/15/14 6.875 to 7.500     8,102,644
    2,630  New York State Local
            Government Assistance
            Corporation (Pre-
            refunded with U.S.
            Government Securities
            to 4/01/01 @ 102)......               04/01/16          7.000     2,997,937

 NATIONAL TAX-FREE INCOME FUND
PAINEWEBBER
            PORTFOLIO OF INVESTMENTS (CONTINUED)     AUGUST 31, 1995 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES          VALUE
 ---------                            -------------------- --------------  ------------
 MUNICIPAL BONDS AND NOTES - (CONTINUED)
 New York - (concluded)
  $14,900  New York State Power
            Authority..............               01/01/18          6.750% $ 15,950,748
   12,300  New York City General
            Obligation*............   08/01/19 to 08/15/23 3.750 to 3.850    12,300,000
    9,135  New York City Municipal
            Water Finance
            Authority..............   06/15/12 to 06/15/19 6.000 to 7.100     9,751,553
    3,100  Triborough Bridge &
            Tunnel Authority.......               01/01/10          7.100     3,381,697
   10,000  United Nations
            Development
            Corporation............               07/01/26          6.000     9,752,200
                                                                           ------------
                                                                             63,136,779
                                                                           ------------
 North Carolina - 1.60%
    2,135  North Carolina Eastern
            Municipal Power Agency.               01/01/21          7.250     2,204,857
    4,000  North Carolina Medical
            Care Facility
            Rex Hospital...........               06/01/17          6.250     4,109,680
    1,250  Fayetteville Public
            Works
            Commission Revenue
            (AMBAC Insured)........               03/01/13          5.250     1,178,975
                                                                           ------------
                                                                              7,493,512
                                                                           ------------
 Ohio - 0.48%
      500  Ohio Higher Education
            Facilities Authority
            Kenyon College (Pre-
            refunded with U.S.
            Government Securities
            to 12/01/96 @ 102).....               12/01/16          7.125       529,035
    1,000  Ohio State
            Infrastructure
            Improvement............               08/01/13          6.200     1,048,050
      650  Columbus General
            Obligation.............               06/15/11          5.650       657,261
                                                                           ------------
                                                                              2,234,346
                                                                           ------------
 Oklahoma - 0.81%
    3,500  Grand River Dam
            Authority Revenue
            (AMBAC Insured)........               06/01/11          6.250     3,796,975
                                                                           ------------
 Oregon - 2.29%
   10,400  Portland Sewer Systems
            Revenue................               06/01/15          6.250    10,735,607
                                                                           ------------
 Pennsylvania - 1.95%
    3,700  Bucks County............               05/01/15          5.950     3,723,939
    5,400  Pennsylvania State
            Higher Educational
            Facilities Authority-
            University of
            Pennsylvania...........               09/01/14          5.900     5,440,500
                                                                           ------------
                                                                              9,164,439
                                                                           ------------
 Puerto Rico - 0.55%
    1,500  Puerto Rico Commonwealth
            (MBIA Insured).........               07/01/15          5.650     1,491,015
    1,000  Puerto Rico Industrial
            Medical & Environmental
            Pollution Control
            Facilities
            Warner Lambert.........               05/01/14          7.600     1,115,350
                                                                           ------------
                                                                              2,606,365
                                                                           ------------

 NATIONAL TAX-FREE INCOME FUND
PAINEWEBBER
            PORTFOLIO OF INVESTMENTS (CONCLUDED)     AUGUST 31, 1995 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES          VALUE
 ---------                            -------------------- --------------  ------------
 MUNICIPAL BONDS AND NOTES - (CONCLUDED)
 South Carolina - 1.19%
  $ 5,000  South Carolina Public
            Service Authority
            Santee Cooper Project..               07/01/26          6.500% $  5,573,850
                                                                           ------------
 Texas - 11.65%
        5  Texas Housing Agency
            Mortgage...............               09/01/16          9.375         5,138
   18,200  Texas State Public
            Finance Authority......   10/01/12 to 10/01/15 5.900 to 6.000    18,507,228
    2,660  Bexar Metropolitan Water
            District Waterworks....               05/01/15          6.000     2,656,675
    5,125  El Paso Independent
            School District........               02/15/14          6.000     5,172,099
    4,200  Gulf Coast Waste
            Disposal Authority
            Pollution Control
            Revenue
            Amoco Oil*.............               10/01/17          3.750     4,200,000
      710  Harris County Toll Road
            Authority (AMBAC
            Insured)...............               08/15/17          6.500       737,775
    7,665  Houston Water & Sewer
            System (AMBAC Insured).               12/01/17          6.375     7,884,066
    7,750  Houston Water & Sewer
            System.................               12/01/14          6.375     7,936,465
    3,000  San Antonio Water (MBIA
            Insured)...............               05/15/10          6.500     3,187,920
    4,000  Texarkana Health
            Facilities Development
            Corporation Wadley
            Regional Medical Center
            (MBIA Insured).........               10/01/19          7.000     4,419,080
                                                                           ------------
                                                                             54,706,446
                                                                           ------------
 Utah - 1.34%
    5,975  Intermountain Power
            Agency.................   07/01/16 to 07/01/19 7.200 to 7.500     6,294,141
                                                                           ------------
 Virginia - 3.96%
    5,850  Virginia State Public
            Facilities Authority...               06/01/15          6.500     6,299,982
    7,465  Fairfax County Public
            Improvement............   06/01/11 to 06/01/13 5.400 to 5.500     7,342,075
    4,000  Fairfax County Water
            Authority..............               04/01/14          5.750     3,892,960
    1,000  Hampton Roads Medical
            College................               11/15/16          6.875     1,057,910
                                                                           ------------
                                                                             18,592,927
                                                                           ------------
 Wyoming - 1.06%
    4,800  Lincoln County Pollution
            Control*...............   11/01/14 to 08/01/15          3.750     4,800,000
      200  Platte County Pollution
            Control Revenue*.......               07/01/14          3.900       200,000
                                                                           ------------
                                                                              5,000,000
                                                                           ------------
 Total Investments (cost -
   $446,381,824) - 99.54%...........                                        467,444,743
 Other assets in excess of
  liabilities - 0.46%...............                                          2,171,829
                                                                           ------------
 Net Assets - 100.00%...............                                       $469,616,572
                                                                           ============

-------
* Variable rate demand notes and variable rate certificates of participation which are payable on demand. The maturity dates shown are the stated maturities; the interest rates are the current rates as of August 31, 1995. AMBAC-American Municipal Bond Assurance Corporation
 FGIC-Financial Guaranty Insurance Company
 MBIA-Municipal Bond Investors Assurance

                 See accompanying notes to financial statements

 MUNICIPAL HIGH INCOME FUND
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS                 AUGUST 31, 1995 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES          VALUE
 ---------                            -------------------- --------------  ------------
 MUNICIPAL BONDS AND NOTES - 100.18%
 Alabama - 1.48%
  $ 1,500  Courtland Industrial
            Development Board
            Champion International.               12/01/13          7.200% $  1,612,635
                                                                           ------------
 Arizona - 3.08%
    3,000  Gila County Industrial
            Development Authority
            ASARCO.................               07/01/06          8.900     3,332,220
                                                                           ------------
 California - 2.18%
    2,275  Foothill/Eastern
            Transportation Corridor
            Agency.................               01/01/34          6.000     2,073,389
      300  Santa Clara County
            California Transit
            District*..............               06/01/15          3.500       300,000
                                                                           ------------
                                                                              2,373,389
                                                                           ------------
 Colorado - 2.95%
    3,000  Denver City & County
            Airport................               11/15/25          7.250     3,207,180
                                                                           ------------
 Georgia - 5.17%
      675  Municipal Electric
            Authority of Georgia...               01/01/20          8.375       722,047
    2,500  Effingham County
            Development Authority
            Fort Howard Paper......               10/01/05          7.900     2,632,175
    2,500  Tri City Hospital
            Authority
            South Fulton Medical
            Center.................               07/01/16          6.375     2,263,875
                                                                           ------------
                                                                              5,618,097
                                                                           ------------
 Illinois - 11.97%
      750  Illinois Development
            Finance Authority
            Illinois Power.........               07/01/21          7.375       810,922
    6,000  Illinois Educational
            Facilities Authority
            Columbia College.......   12/01/17 to 12/01/18 6.125 to 6.875     5,970,640
      545  Illinois Health
            Facilities Authority
            Hinsdale Health System.               11/15/19          9.500       638,462
    1,000  Illinois Health
            Facilities Authority
            Holy Cross Hospital....               03/01/14          6.700       985,420
    2,000  Chicago O'Hare
            International Airport
            American Airlines......               12/01/24          8.200     2,282,520
    2,340  Chicago O'Hare
            International Airport
            Delta Airlines.........               05/01/18          6.450     2,320,438
                                                                           ------------
                                                                             13,008,402
                                                                           ------------
 Indiana - 6.96%
    1,000  Indiana Health Facility
            Financing Authority
            Jackson County Schneck
            Memorial Hospital......               02/15/22          7.500     1,029,510
    1,000  Indiana State
            Development Finance
            Authority
            Pollution Control
            Revenue................               12/01/12          6.850     1,017,850
    1,300  Crawfordsville Economic
            Development Authority
            Kroger Co. ............               11/01/12          7.700     1,384,110
    4,000  Indianapolis Airport
            Facility
            Federal Express........               04/01/17          6.800     4,133,280
                                                                           ------------
                                                                              7,564,750
                                                                           ------------

 MUNICIPAL HIGH INCOME FUND
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS (CONTINUED)     AUGUST 31, 1995 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES          VALUE
 ---------                            -------------------- --------------  ------------
 MUNICIPAL BONDS AND NOTES - (CONTINUED)
 Kentucky - 2.20%
  $ 1,250  Kenton County Airport
            Delta Airlines.........               02/01/22          7.250% $  1,312,400
    1,000  Russell Health Financing
            Authority
            Franciscan Sisters of
            the Poor Health System.               07/01/15          8.100     1,078,760
                                                                           ------------
                                                                              2,391,160
                                                                           ------------
 Louisiana - 8.46%
    8,905  Orleans Levee District..   11/01/14 to 11/01/15          8.250     9,194,413
                                                                           ------------
 Massachusetts - 1.00%
    1,000  Agawam Resource Recovery
            Springfield Project....               12/01/08          8.500     1,078,390
                                                                           ------------
 Michigan - 3.99%
    3,000  Greater Detroit Resource
            Recovery Authority.....               12/13/08          9.250     3,127,140
    1,150  Monroe County Pollution
            Control
            Detroit Edison.........               12/01/16         10.500     1,203,142
                                                                           ------------
                                                                              4,330,282
                                                                           ------------
 New Hampshire - 0.76%
      800  New Hampshire Higher
            Educational Health Care
            Facilities--St. Joseph
            Hospital...............               01/01/16          7.500       825,296
                                                                           ------------
 New Jersey - 5.22%
    5,500  New Jersey Health Care
            Facilities Financing
            Authority Columbus
            Hospital...............               07/01/21          7.500     5,669,510
                                                                           ------------
 New Mexico - 4.19%
    4,475  Chaves County Hospital
            Revenue Bonds
            Eastern New Mexico
            Medical Center.........   12/01/10 to 12/01/22          7.250     4,551,501
                                                                           ------------
 New York - 7.74%
      800  New York State Dormitory
            Authority Revenue Bonds
            Oxford University Press
            Incorporated*..........               07/01/23          3.450       800,000
      850  Brookhaven Industrial
            Development Agency
            St. Joseph's College...               04/01/08          8.100       936,199
    3,000  Hempstead Town
            Industrial Development
            Agency American Refuel.               12/01/05          7.375     3,098,370
    3,540  New York City...........   08/01/07 to 08/01/19 6.000 to 8.250     3,575,994
                                                                           ------------
                                                                              8,410,563
                                                                           ------------
 Ohio - 1.71%
    1,150  Butler County Hospital
            Facilities
            Ft. Hamilton Hughes
            Memorial Hospital......               01/01/10          7.500     1,195,045
      600  Meigs County Kroger
            Co. ...................               10/01/11          8.375       657,198
                                                                           ------------
                                                                              1,852,243
                                                                           ------------

 MUNICIPAL HIGH INCOME FUND
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS (CONCLUDED)     AUGUST 31, 1995 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                   MATURITY      INTEREST
   (000)                                    DATES         RATES       VALUE
 ---------                            ------------------ --------  ------------
 MUNICIPAL BONDS AND NOTES - (CONCLUDED)
 Pennsylvania - 8.12%
  $ 1,450  Pennsylvania State
            Higher Education
            Drexel University .....             05/01/17    6.375% $  1,449,826
    1,975  Allegheny County
            Hospital Development
            Authority
            South Side Hospital....             06/01/03    8.625     2,098,062
    1,150  Beaver County Industrial
            Development Authority
            Cleveland Electric.....             09/01/15   10.500     1,173,000
    1,500  Beaver County Industrial
            Development Authority
            Pollution Control
            Revenue................             05/01/20    7.750     1,547,460
    2,610  Philadelphia Hospitals
            and Higher Education
            Facilities Authority--
            Jeanes Health Systems..             07/01/10    6.600     2,551,849
                                                                   ------------
                                                                      8,820,197
                                                                   ------------
 Tennessee - 5.71%
    5,950  Memphis Shelby County
            Airport
            Federal Express........             09/01/12    6.750     6,202,280
                                                                   ------------
 Texas - 8.78%
    1,875  El Paso International
            Airport Revenue Bonds
            Marriott Hotel.........             03/01/22    7.875     1,894,012
      300  Harris County Industrial
            Development Corporation
            Pollution Control
            Revenue*...............             03/01/24    3.350       300,000
    2,300  Harris County Industrial
            Development GATX.......             02/01/22    6.950     2,376,636
    2,000  Houston Water & Sewer
            System.................             12/01/14    6.375     2,048,120
    2,600  Port of Corpus Christi
            Industrial Development
            Corporation--Valero
            Industries.............             06/01/17   10.250     2,919,696
                                                                   ------------
                                                                      9,538,464
                                                                   ------------
 Utah - 2.28%
    2,350  Intermountain Power
            Agency.................             07/01/19    7.200     2,480,073
                                                                   ------------
 Virginia - 0.95%
    1,000  Virginia College
            Building Authority
            Marymount University...             07/01/22    7.000     1,033,070
                                                                   ------------
 West Virginia - 3.20%
    1,900  Harrison County
            Commercial Development
            Bonds
            Kroger Co. ............             11/01/14    8.100     2,081,279
    1,300  Kanawha County
            Commercial Development
            Bonds
            Kroger Co. ............             10/01/11    8.000     1,398,566
                                                                   ------------
                                                                      3,479,845
                                                                   ------------
 Wisconsin - 2.08%
    2,150  Janesville Industrial
            Development Revenue
            Bonds
            Simmons Manufacturing
            Co. (Paramount
            Communications)........             10/15/17    7.000     2,259,091
                                                                   ------------
 Total Investments (cost -
   $103,917,804) - 100.18%..........                                108,833,051
 Liabilities in excess of other
  assets - (0.18)%..................                                   (199,982)
                                                                   ------------
 Net Assets - 100.00%...............                               $108,633,069
                                                                   ============

-------
* Variable rate demand notes and variable rate certificates of participation which are payable on demand. The maturity dates shown are the stated maturities; the interest rates shown are the current rates as of August 31, 1995.

                 See accompanying notes to financial statements

 NEW YORK TAX-FREE INCOME FUND
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS                 AUGUST 31, 1995 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES          VALUE
 ---------                            -------------------- --------------  -----------
 MUNICIPAL BONDS AND NOTES - 99.35%
  $1,705   Metropolitan
            Transportation
            Authority..............   07/01/11 to 07/01/17 5.500 to 6.250% $ 1,659,388
   1,000   Metropolitan
            Transportation
            Authority (FGIC
            Insured)...............               07/01/18          6.500    1,044,230
     700   Metropolitan
            Transportation
            Authority (MBIA
            Insured)...............               01/01/08          6.875      762,944
   1,465   Municipal Assistance
            Corporation............   07/01/06 to 07/01/08 6.900 to 7.625    1,565,399
     400   New York State Dormitory
            Authority Revenue Bonds
            City University of New
            York...................               07/01/16          6.500      400,848
   3,000   New York State Dormitory
            Authority Revenue Bonds
            Columbia University....   07/01/14 to 07/01/15 4.750 to 5.750    2,699,340
   1,200   New York State Dormitory
            Authority Revenue Bonds
            Cornell University.....   07/01/06 to 07/01/30 6.875 to 7.375    1,287,331
      40   New York State Dormitory
            Authority Revenue Bonds
            Fordham University
            (AMBAC Insured)........               07/01/15          7.200       44,637
   1,300   New York State Dormitory
            Authority Revenue Bonds
            Oxford University Press
            Incorporated*..........               07/01/23          3.450    1,300,000
     585   New York State Dormitory
            Authority Revenue Bonds
            Rockefeller University.               07/01/14          7.375      642,494
   2,015   New York State Dormitory
            Authority Revenue Bonds
            State University of New
            York...................   05/15/16 to 07/01/18 6.000 to 7.600    2,054,012
   1,600   New York State Dormitory
            Authority Revenue Bonds
            Union College (FGIC
            Insured)...............               07/01/10          5.750    1,613,072
   1,200   New York State Energy
            Research & Development
            Brooklyn Union Gas.....               12/01/20          7.000    1,237,692
     800   New York State Energy
            Research & Development
            Central Hudson Gas &
            Electric (FGIC
            Insured)...............               10/01/14          7.375      888,008
   2,400   New York State Energy
            Research & Development
            Consolidated Edison
            Company................               08/15/20          6.100    2,396,856
     700   New York State Energy
            Research & Development
            Niagara Mohawk.........               11/01/25          8.875      716,660
     500   New York State Energy
            Research & Development
            Niagara Mohawk (FGIC
            Insured)...............               10/01/13          6.625      530,585
   1,500   New York State
            Environmental
            Facilities Corporation
            Spring Valley Water
            (AMBAC Insured)........               08/01/24          6.150    1,520,115
   1,400   New York State
            Environmental
            Facilities Corporation
            State Water Pollution
            Control................   06/15/10 to 06/15/12 7.250 to 7.500    1,558,984
     300   New York State Housing
            Finance Agency.........               09/15/12          7.300      323,541
   3,100   New York State Local
            Government Assistance
            Corporation............   04/01/18 to 04/01/20 5.500 to 6.500    3,076,846
     580   New York State Medical
            Care Facilities
            Hospital & Nursing (FHA
            Insured)...............               02/15/09          7.500      625,837
   1,500   New York State Medical
            Care Facilities
            Hospital & Nursing
            (Huntington Hospital)..               11/01/14          6.500    1,494,930
     185   New York State Mortgage
            Agency.................               10/01/15          7.950      197,891
   1,000   New York State Power
            Authority..............               01/01/23          6.250    1,018,710
   2,100   New York State Thruway
            Authority
            Thruway Revenue........               01/01/19          5.750    2,011,443
   2,000   New York State Thruway
            Authority
            Highway and Bridge
            Trust Fund.............               04/01/14          6.000    1,993,200
     850   New York State Thruway
            Authority
            Highway & Bridge Trust
            Fund (MBIA Insured)....               04/01/15          5.500      814,572

 NEW YORK TAX-FREE INCOME FUND
   PAINEWEBBER
            PORTFOLIO OF INVESTMENTS (CONCLUDED)     AUGUST 31, 1995 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES          VALUE
 ---------                            -------------------- --------------  -----------
 MUNICIPAL BONDS AND NOTES - (CONCLUDED)
  $1,600   Port Authority of New
            York & New Jersey......               08/01/14          5.625% $ 1,544,832
   1,350   Triborough Bridge &
            Tunnel Authority.......   01/01/10 to 01/01/13 6.000 to 7.100    1,395,796
     700   Triborough Bridge &
            Tunnel Authority (MBIA
            Insured)...............               01/01/17          6.625      739,578
   1,500   Battery Park City
            Authority..............               11/01/20          5.700    1,413,990
     350   Brookhaven Industrial
            Development Agency
            St. Joseph's College...               04/01/08          8.100      385,494
   1,000   Erie County Water
            Revenue Authority
            (AMBAC Insured)                       12/01/14          6.750    1,110,420
   1,500   Hempstead Town
            Industrial Development
            Agency American Refuel.               12/01/05          7.375    1,549,185
   3,050   New York City...........   06/01/05 to 05/15/20 6.000 to 8.250    3,052,186
   2,000   New York City Industrial
            Development Agency
            Rockefeller Foundation.               07/01/23          5.375    1,877,860
   3,030   New York City Industrial
            Development Bonds
            Lighthouse Project.....               07/01/22          6.500    3,086,631
   2,545   New York City Municipal
            Water Finance
            Authority..............   06/15/12 to 06/15/21 6.250 to 7.100    2,602,895
     870   New York City Trust for
            Cultural Resources
            Museum Of Modern Art
            (AMBAC Insured)........               01/01/12          5.400      843,317
   2,200   Niagara Falls (FGIC
            Insured)...............   06/15/08 to 06/15/11 5.500 to 5.550    2,198,247
   1,250   Oneida Herkimer Waste
            Management Authority...               04/01/14          6.750    1,267,488
     700   Westchester County......   11/01/05 to 11/01/07          6.700      807,951
   1,000   Puerto Rico Electric
            Power Authority Power
            Revenue................               07/01/15          6.000      989,600
     250   Puerto Rico Industrial
            Medical & Environmental
            Authority Baxter
            Travenol...............               09/01/12          8.000      280,185
     400   Puerto Rico Industrial
            Medical & Environmental
            Authority Dr. Pila
            Hospital (Pre-refunded
            to 08/01/98 @ 102) (FHA
            Insured)...............               08/01/08          7.700      438,276
     785   Puerto Rico Industrial
            Medical & Environmental
            Authority Warner
            Lambert................               05/01/14          7.600      875,550
                                                                           -----------
           Total Investments (cost -
   $59,934,712) - 99.35%............                                        61,939,046
  Other assets in excess of liabili-
  ties - 0.65%......................                                           406,790
                                                                           -----------
 Net Assets - 100.00%...............                                       $62,345,836
                                                                           ===========

-------
* Variable rate demand notes and variable rate certificates of participation which are payable on demand. The maturity dates shown are the stated maturities; the interest rates shown are the current rates as of August 31, 1995.
 AMBAC-American Municipal Bond Assurance Corporation
 FGIC-Financial Guaranty Insurance Company
 FHA-Federal Housing Authority
 MBIA-Municipal Bond Investors Assurance

                 See accompanying notes to financial statements

PAINEWEBBER
            STATEMENTS OF ASSETS AND LIABILITIES     AUGUST 31, 1995 (UNAUDITED)

                           CALIFORNIA     NATIONAL     MUNICIPAL     NEW YORK
                            TAX-FREE      TAX-FREE        HIGH       TAX-FREE
                          INCOME FUND   INCOME FUND   INCOME FUND   INCOME FUND
                          ------------  ------------  ------------  -----------
Assets
Investments in
 securities, at value
 (cost-$211,402,901,
 $446,381,824,
 $103,917,804 and
 $59,934,712,
 respectively)..........  $221,077,616  $467,444,743  $108,833,051  $61,939,046
Cash....................        54,165        23,960        50,012       48,423
Interest receivable.....     4,208,159     7,547,671     2,155,448      869,452
Receivable for shares of
 beneficial interest
 sold...................        66,081        76,068        76,333       10,000
Receivable for
 investments sold.......           --            --            --       885,860
Other assets............        37,731        87,662        61,475       29,844
                          ------------  ------------  ------------  -----------
Total assets............   225,443,752   475,180,104   111,176,319   63,782,625
                          ------------  ------------  ------------  -----------
Liabilities
Dividends payable.......       741,646       971,426       485,101      237,361
Payable to affiliates...       176,915       374,472       104,741       61,625
Payable for shares of
 beneficial interest
 repurchased............       166,722     1,342,091       282,328       68,236
Payable for investments
 purchased..............           --      2,630,598     1,514,854      979,917
Accrued expenses and
 other liabilities......       132,114       244,945       156,226       89,650
                          ------------  ------------  ------------  -----------
Total liabilities.......     1,217,397     5,563,532     2,543,250    1,436,789
                          ------------  ------------  ------------  -----------
Net Assets
Beneficial interest
 shares of $0.001 par
 value outstanding
 (unlimited amount
 authorized)............   224,071,945   460,547,310   109,757,973   62,246,675
Accumulated net realized
 losses from investment
 transactions...........    (9,520,305)  (11,993,657)   (6,040,151)  (1,905,173)
Net unrealized
 appreciation of
 investments............     9,674,715    21,062,919     4,915,247    2,004,334
                          ------------  ------------  ------------  -----------
Net assets..............  $224,226,355  $469,616,572  $108,633,069  $62,345,836
                          ============  ============  ============  ===========
Class A:
Net assets..............  $168,752,811  $328,294,187  $ 61,479,772  $30,620,787
                          ------------  ------------  ------------  -----------
Shares outstanding......    15,614,825    28,668,375     6,048,866    2,929,364
                          ------------  ------------  ------------  -----------
Net asset value and
 redemption value per
 share..................  $      10.81  $      11.45  $      10.16  $     10.45
                          ============  ============  ============  ===========
Maximum offering price
 per share (net asset
 value plus sales charge
 of 4.00% of offering
 price).................  $      11.26  $      11.93  $      10.58  $     10.89
                          ============  ============  ============  ===========
Class B:
Net assets..............  $ 30,403,308  $ 54,881,396  $ 24,875,570  $13,100,519
                          ------------  ------------  ------------  -----------
Shares outstanding......     2,811,229     4,793,987     2,448,417    1,253,592
                          ------------  ------------  ------------  -----------
Net asset value and
 offering price per
 share..................  $      10.81  $      11.45  $      10.16  $     10.45
                          ============  ============  ============  ===========
Class D:
Net assets..............  $ 25,070,236  $ 86,440,989  $ 22,277,727  $18,624,530
                          ------------  ------------  ------------  -----------
Shares outstanding......     2,321,286     7,548,774     2,192,563    1,781,331
                          ------------  ------------  ------------  -----------
Net asset value,
 offering price and
 redemption value per
 share..................  $      10.80  $      11.45  $      10.16  $     10.46
                          ============  ============  ============  ===========

                 See accompanying notes to financial statements

PAINEWEBBER
            STATEMENT OF OPERATIONS
                            FOR THE SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

                                 CALIFORNIA   NATIONAL    MUNICIPAL   NEW YORK
                                  TAX-FREE    TAX-FREE      HIGH      TAX-FREE
                                 INCOME FUND INCOME FUND INCOME FUND INCOME FUND
                                 ----------- ----------- ----------- -----------
Investment Income:
Interest.......................  $7,339,288  $15,059,941 $3,993,706  $2,043,266
                                 ----------  ----------- ----------  ----------
Expenses:
Investment advisory and
 administration fees...........     587,866    1,234,290    336,819     198,136
Service fees--Class A..........     219,852      426,804     79,443      39,747
Service and distribution fees--
 Class B.......................     161,748      290,465    128,438      71,027
Service and distribution fees--
 Class D.......................     100,931      353,176     86,369      75,161
Custody and accounting.........      64,400       85,245     29,067      21,447
Legal and audit................      44,528       39,751     14,402      13,135
Transfer agency and service
 fees..........................      43,601       93,421     24,217      23,437
State registration.............      23,607       42,045     29,509      21,962
Reports and notices to
 shareholders..................      21,435       59,435     20,112       4,651
Trustees' fees.................       4,063        4,063      5,313       5,313
Other expenses.................      11,653       11,869      7,890       1,565
                                 ----------  ----------- ----------  ----------
                                  1,283,684    2,640,564    761,579     475,581
Less: Fee waivers from adviser.         --           --         --      (35,260)
                                 ----------  ----------- ----------  ----------
Net Expenses...................   1,283,684    2,640,564    761,579     440,321
                                 ----------  ----------- ----------  ----------
Net investment income..........   6,055,604   12,419,377  3,232,127   1,602,945
                                 ----------  ----------- ----------  ----------
Realized and unrealized gains
 (losses) from investment
 activities:
Net realized gains (losses)
 from investment transactions..     698,114    4,735,119    421,128    (220,508)
Net change in unrealized
 appreciation/depreciation of
 investments...................   2,106,754    3,611,760  2,271,541   1,378,541
                                 ----------  ----------- ----------  ----------
Net realized and unrealized
 gains from investment
 activities....................   2,804,868    8,346,879  2,692,669   1,158,033
                                 ----------  ----------- ----------  ----------
Net increase in net assets
 resulting from operations.....  $8,860,472  $20,766,256 $5,924,796  $2,760,978
                                 ==========  =========== ==========  ==========


                 See accompanying notes to financial statements

 CALIFORNIA TAX-FREE INCOME FUND
PAINEWEBBER
            STATEMENT OF CHANGES IN NET ASSETS

                                                FOR THE SIX
                                               MONTHS ENDED     FOR THE YEAR
                                              AUGUST 31, 1995       ENDED
                                                (UNAUDITED)   FEBRUARY 28, 1995
                                              --------------- -----------------
From operations:
Net investment income........................  $  6,055,604     $ 14,403,375
Net realized gains (losses) from investment
 transactions................................       698,114      (10,217,814)
Net change in unrealized
 appreciation/depreciation of investments....     2,106,754       (9,344,955)
                                               ------------     ------------
Net increase (decrease) in net assets
 resulting from operations...................     8,860,472       (5,159,394)
                                               ------------     ------------
Dividends and distributions to shareholders
 from:
Net investment income--Class A...............    (4,672,509)     (10,753,281)
Net investment income--Class B...............      (737,168)      (1,729,251)
Net investment income--Class D...............      (645,927)      (1,929,403)
Net realized gains from investment
 transactions--Class A.......................            --       (1,807,929)
Net realized gains from investment
 transactions--Class B.......................            --         (334,849)
Net realized gains from investment
 transactions--Class D.......................            --         (362,876)
                                               ------------     ------------
Total dividends and distributions to
 shareholders................................    (6,055,604)     (16,917,589)
                                               ------------     ------------
From beneficial interest transactions:
Net proceeds from the sale of shares.........     5,161,615       37,898,363
Cost of shares repurchased...................   (26,329,502)    (108,667,003)
Proceeds from dividends reinvested...........     3,131,653        9,271,310
                                               ------------     ------------
Net decrease in net assets from beneficial
 interest transactions.......................   (18,036,234)     (61,497,330)
                                               ------------     ------------
Net decrease in net assets...................   (15,231,366)     (83,574,313)
Net assets:
Beginning of period..........................   239,457,721      323,032,034
                                               ------------     ------------
End of period................................  $224,226,355     $239,457,721
                                               ============     ============


                 See accompanying notes to financial statements

 NATIONAL TAX-FREE INCOME FUND
PAINEWEBBER
            STATEMENT OF CHANGES IN NET ASSETS

                                                FOR THE SIX
                                               MONTHS ENDED     FOR THE YEAR
                                              AUGUST 31, 1995       ENDED
                                                (UNAUDITED)   FEBRUARY 28, 1995
                                              --------------- -----------------
From operations:
Net investment income........................  $ 12,419,377     $  31,355,780
Net realized gains (losses) from investment
 transactions................................     4,735,119       (16,725,603)
Net change in unrealized
 appreciation/depreciation of investments....     3,611,760       (27,594,131)
                                               ------------     -------------
Net increase (decrease) in net assets
 resulting from operations...................    20,766,256       (12,963,954)
                                               ------------     -------------
Dividends and distributions to shareholders
 from:
Net investment income--Class A...............    (8,902,655)      (21,139,476)
Net investment income--Class B...............    (1,295,650)       (3,087,440)
Net investment income--Class D...............    (2,221,072)       (7,128,978)
Net realized gains from investment
 transactions--Class A.......................            --          (466,250)
Net realized gains from investment
 transactions--Class B.......................            --           (79,017)
Net realized gains from investment
 transactions--Class D.......................            --          (176,196)
                                               ------------     -------------
Total dividends and distributions to
 shareholders................................   (12,419,377)      (32,077,357)
                                               ------------     -------------
From beneficial interest transactions:
Net proceeds from the sale of shares.........    38,383,808       111,184,759
Cost of shares repurchased...................   (91,897,401)     (271,144,962)
Proceeds from dividends reinvested...........     7,604,182        20,588,449
                                               ------------     -------------
Net decrease in net assets from beneficial
 interest transactions.......................   (45,909,411)     (139,371,754)
                                               ------------     -------------
Net decrease in net assets...................   (37,562,532)     (184,413,065)
Net assets:
Beginning of period..........................   507,179,104       691,592,169
                                               ------------     -------------
End of period................................  $469,616,572     $ 507,179,104
                                               ============     =============


                 See accompanying notes to financial statements

 MUNICIPAL HIGH INCOME FUND
PAINEWEBBER
            STATEMENT OF CHANGES IN NET ASSETS

                                                FOR THE SIX
                                               MONTHS ENDED     FOR THE YEAR
                                              AUGUST 31, 1995       ENDED
                                                (UNAUDITED)   FEBRUARY 28, 1995
                                              --------------- -----------------
From operations:
Net investment income........................  $  3,232,127     $  7,282,798
Net realized gains (losses) from investment
 transactions................................       421,128       (6,460,311)
Net change in unrealized
 appreciation/depreciation of investments....     2,271,541       (5,273,473)
                                               ------------     ------------
Net increase (decrease) in net assets
 resulting from operations...................     5,924,796       (4,450,986)
                                               ------------     ------------
Dividends and distributions to shareholders
 from:
Net investment income--Class A...............    (1,914,437)      (4,189,927)
Net investment income--Class B...............      (679,236)      (1,474,018)
Net investment income--Class D...............      (638,454)      (1,619,104)
Net realized gains from investment
 transactions--Class A.......................            --         (187,891)
Net realized gains from investment
 transactions--Class B.......................            --          (74,685)
Net realized gains from investment
 transactions--Class D.......................            --          (81,737)
                                               ------------     ------------
Total dividends and distributions to
 shareholders................................    (3,232,127)      (7,627,362)
                                               ------------     ------------
From beneficial interest transactions:
Net proceeds from the sale of shares.........     7,499,531       24,601,158
Cost of shares repurchased...................   (15,614,561)     (55,028,010)
Proceeds from dividends reinvested...........     1,787,832        4,365,166
                                               ------------     ------------
Net decrease in net assets from beneficial
 interest transactions.......................    (6,327,198)     (26,061,686)
                                               ------------     ------------
Net decrease in net assets...................    (3,634,529)     (38,140,034)
Net assets:
Beginning of period..........................   112,267,598      150,407,632
                                               ------------     ------------
End of period ...............................  $108,633,069     $112,267,598
                                               ============     ============


                 See accompanying notes to financial statements

 NEW YORK TAX-FREE INCOME FUND
PAINEWEBBER
            STATEMENT OF CHANGES IN NET ASSETS

                                                FOR THE SIX
                                               MONTHS ENDED     FOR THE YEAR
                                              AUGUST 31, 1995       ENDED
                                                (UNAUDITED)   FEBRUARY 28, 1995
                                              --------------- -----------------
From operations:
Net investment income........................   $ 1,602,945     $  4,054,804
Net realized losses from investment
 transactions................................      (220,508)      (1,684,198)
Net change in unrealized
 appreciation/depreciation of investments....     1,378,541       (5,028,753)
                                                -----------     ------------
Net increase (decrease) in net assets
 resulting from operations...................     2,760,978       (2,658,147)
                                                -----------     ------------
Dividends and distributions to shareholders
 from:
Net investment income--Class A...............      (821,114)      (1,951,739)
Net investment income--Class B...............      (313,596)        (766,052)
Net investment income--Class D...............      (468,235)      (1,337,013)
Net realized gains from investment
 transactions--Class A.......................            --         (371,191)
Net realized gains from investment
 transactions--Class B.......................            --         (169,704)
Net realized gains from investment
 transactions--Class D.......................            --         (282,222)
                                                -----------     ------------
Total dividends and distributions to
 shareholders................................    (1,602,945)      (4,877,921)
                                                -----------     ------------
From beneficial interest transactions:
Net proceeds from the sale of shares.........     1,941,185       12,977,985
Cost of shares repurchased...................    (9,964,821)     (43,175,356)
Proceeds from dividends reinvested...........       981,159        3,572,415
                                                -----------     ------------
Net decrease in net assets from beneficial
 interest transactions.......................    (7,042,477)     (26,624,956)
                                                -----------     ------------
Net decrease in net assets...................    (5,884,444)     (34,161,024)
Net assets:
Beginning of period..........................    68,230,280      102,391,304
                                                -----------     ------------
End of period................................   $62,345,836     $ 68,230,280
                                                ===========     ============


                 See accompanying notes to financial statements

 NOTES TO FINANCIAL STATEMENTS--              (UNAUDITED)
PAINEWEBBER
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Mutual Fund Trust ("Mutual Fund Trust") and PaineWebber Municipal Series ("Municipal Series") (collectively, the "Trusts") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and January 28, 1987, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and an open-end non-diversified management investment company, respectively. Mutual Fund Trust has two series:
PaineWebber California Tax-Free Income Fund ("California Tax-Free Income Fund") and PaineWebber National Tax-Free Income Fund ("National Tax-Free Income Fund"). Municipal Series has two series: PaineWebber Municipal High Income Fund ("Municipal High Income Fund") and PaineWebber New York Tax-Free Income Fund ("New York Tax-Free Income Fund") (collectively, the "Funds").

Organizational Matters - Each Fund offers Class A, Class B and Class D shares. Each class represents interests in the same assets of the applicable Fund and the classes are identical except for differences in their sales charge structures, ongoing distribution charges and certain transfer agency expenses. In addition, Class B shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its distribution plan.

Valuation of Investments - Where market quotations are readily available, portfolio securities are valued thereon, provided such quotations adequately reflect, in the judgment of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of the Funds, the fair value of the securities. When market quotations are not readily available, securities are valued based upon appraisals received from a pricing service which utilizes a computerized matrix system, or based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by or under the direction of each Trust's board of trustees. The amortized cost method of valuation, which approximates market value, is used to value debt obligations with 60 days or less remaining to maturity, unless the respective Trust's board of trustees determines that this does not represent fair value.

Each Fund follows an investment policy of investing primarily in municipal obligations of various states except for California Tax-Free Income Fund and New York Tax-Free Income Fund which invest solely in municipal obligations of their

 NOTES TO FINANCIAL STATEMENTS--              (CONTINUED)
PAINEWEBBER

respective state. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by those Funds.

Investment Transactions and Investment Income - Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated on the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of securities.

Income and expenses (excluding class-specific expenses) are allocated proportionately to each class of shares based upon the relative value of dividend-eligible shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Realized and unrealized gains and losses are allocated proportionately to each class of shares based on the relative value of shares outstanding at the beginning of the day (after adjusting for current capital share activity of the respective class). Class-specific expenses are charged directly to the applicable class of shares.

Federal Tax Status - Each Fund intends to distribute substantially all of its tax-exempt and taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for federal income taxes are required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

At February 28, 1995, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund had net capital loss carryforwards of $5,757,844, $6,647,094, $4,924,213 and $436,117,
respectively. These loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire by February 28, 2003.

In accordance with Treasury Regulations, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund have elected to defer realized losses arising after October 31, 1994. Such losses have been treated for tax purposes as arising on March 1, 1995. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

Dividends and Distributions - Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with income tax regulations which may differ from generally accepted

 NOTES TO FINANCIAL STATEMENTS--              (CONTINUED)
PAINEWEBBER
accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax classification.

INVESTMENT ADVISER AND ADMINISTRATOR

Each Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contracts, each Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rates of 0.50% of California Tax-Free Income Fund's and National Tax-Free Income Fund's average daily net assets and 0.60% of Municipal High Income Fund's and New York Tax-Free Income Fund's average daily net assets. At August 31, 1995, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund owed Mitchell Hutchins $94,736, $198,760, $55,190 and $31,536,
respectively, in investment advisory and administration fees.

In compliance with applicable state securities laws, Mitchell Hutchins will reimburse each Fund if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, interest, brokerage fees, distribution fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation applicable to the Funds is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the six months ended August 31, 1995, no reimbursements were required pursuant to the above limitation for any of the Funds.

DISTRIBUTION PLANS

Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class D shares, each Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B and Class D shares, respectively. At August 31, 1995, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund owed Mitchell Hutchins $77,211, $171,330, $48,207 and $29,311, respectively, in service and distribution fees. For the six months ended August 31, 1995, Mitchell Hutchins voluntarily waived $35,260 in service fees from New York Tax-Free Income Fund.

 NOTES TO FINANCIAL STATEMENTS--              (CONTINUED)
PAINEWEBBER
Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class B shares. Mitchell Hutchins has informed each Fund that, for the six months ended August 31, 1995, it earned the following amounts in sales charges:

                              CALIFORNIA   NATIONAL                   NEW YORK
                               TAX-FREE    TAX-FREE   MUNICIPAL HIGH  TAX-FREE
                              INCOME FUND INCOME FUND  INCOME FUND   INCOME FUND
                              ----------- ----------- -------------- -----------
Initial sales charges--Class
 A..........................   $ 31,399    $ 32,763      $32,106       $ 7,041
Contingent deferred sales
 charges--Class B...........   $100,346    $225,969      $81,150       $49,200

TRANSFER AGENCY SERVICE FEES

Each Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Funds' transfer agent. For these services for the six months ended August 31, 1995, PaineWebber earned $12,533, $27,477, $8,404 and $4,893 from California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund, respectively. At August 31, 1995, California Tax-Free Income Fund, National Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund owed PaineWebber $4,968, $4,382, $1,344 and $778, respectively, for transfer agency service fees.

INVESTMENTS IN SECURITIES

For federal income tax purposes, the cost of securities owned at August 31, 1995, was substantially the same as the cost of securities for financial statement purposes.

At August 31, 1995, the components of net unrealized appreciation of investments were as follows:

                          CALIFORNIA    NATIONAL                    NEW YORK
                           TAX-FREE     TAX-FREE    MUNICIPAL HIGH  TAX-FREE
                          INCOME FUND  INCOME FUND   INCOME FUND   INCOME FUND
                          -----------  -----------  -------------- -----------
Gross appreciation
 (investments having an
 excess of value over
 cost)................... $10,604,014  $21,804,300    $5,459,377   $2,567,041
Gross depreciation
 (investments having an
 excess of cost over
 value)..................    (929,299)    (741,381)     (544,130)   (562,707)
                          -----------  -----------    ----------   ----------
Net unrealized
 appreciation of
 investments............. $ 9,674,715  $21,062,919    $4,915,247   $2,004,334
                          ===========  ===========    ==========   ==========

For the six months ended August 31, 1995, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                             CALIFORNIA    NATIONAL                   NEW YORK
                              TAX-FREE     TAX-FREE   MUNICIPAL HIGH  TAX-FREE
                             INCOME FUND INCOME FUND   INCOME FUND   INCOME FUND
                             ----------- ------------ -------------- -----------
Purchases................... $15,946,680 $139,412,717  $ 6,717,731   $ 4,153,000
Sales....................... $36,481,060 $199,761,694  $11,724,691   $11,487,295

PAINEWEBBER
SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                  CLASS A                    CLASS B                   CLASS D
                          -------------------------  ------------------------  -------------------------
                            Shares        Amount       Shares       Amount       Shares        Amount
                          -----------  ------------  ----------  ------------  -----------  ------------
California Tax-Free Income Fund
Six months ended August 31, 1995:
Shares sold.............      188,504  $  2,023,248     135,177  $  1,461,335      156,444  $  1,677,032
Shares repurchased......   (1,487,427)  (15,989,962)   (440,085)   (4,733,507)    (521,794)   (5,606,033)
Shares converted from
 Class B to Class A.....        3,484        37,391      (3,482)      (37,391)         --            --
Dividends reinvested in
 additional Fund shares.      218,466     2,347,035      30,743       330,498       42,303       454,120
                          -----------  ------------  ----------  ------------  -----------  ------------
Net decrease............   (1,076,973) $(11,582,288)   (277,647) $ (2,979,065)    (323,047) $ (3,474,881)
                          ===========  ============  ==========  ============  ===========  ============
Year Ended February 28, 1995:
Shares sold.............    2,134,302  $ 22,622,544     525,879  $  5,611,240      904,455  $  9,664,579
Shares repurchased......   (6,021,282)  (63,129,517) (1,168,617)  (12,295,934)  (3,148,117)  (33,241,551)
Shares converted from
 Class B to Class A.....       44,953       478,312     (44,934)     (478,312)         --            --
Dividends reinvested in
 additional Fund shares.      616,881     6,514,811      98,867     1,045,011      161,815     1,711,487
                          -----------  ------------  ----------  ------------  -----------  ------------
Net decrease............   (3,225,146) $(33,513,850)   (588,805) $ (6,117,995)  (2,081,847) $(21,865,485)
                          ===========  ============  ==========  ============  ===========  ============
National Tax-Free Income Fund
Six months ended August 31, 1995:
Shares sold.............    2,813,397  $ 31,992,598     307,062  $  3,492,426      254,279  $  2,898,784
Shares repurchased......   (5,392,578)  (61,463,690)   (805,987)   (9,181,948)  (1,868,540)  (21,251,763)
Shares converted from
 Class B to Class A.....        6,236        70,914      (6,236)      (70,914)         --            --
Dividends reinvested in
 additional Fund shares.      467,020     5,323,163      62,518       712,229      137,659     1,568,790
                          -----------  ------------  ----------  ------------  -----------  ------------
Net decrease............   (2,105,925) $(24,077,015)   (442,643) $ (5,048,207)  (1,476,602) $(16,784,189)
                          ===========  ============  ==========  ============  ===========  ============
Year ended February 28, 1995:
Shares sold.............    5,957,610   $66,318,464     955,454  $ 10,658,612    3,013,454  $ 34,207,682
Shares repurchased......  (12,519,609) (138,989,202) (1,732,673)  (19,157,681) (10,137,360) (112,998,080)
Shares converted from
 Class B to Class A.....       65,470       728,149     (65,470)     (728,149)         --            --
Dividends reinvested in
 additional Fund shares.    1,188,102    13,268,602     159,664     1,781,450      494,843     5,538,397
                          -----------  ------------  ----------  ------------  -----------  ------------
Net decrease............   (5,308,427) $(58,673,987)   (683,025) $ (7,445,768)  (6,629,063) $(73,252,001)
                          ===========  ============  ==========  ============  ===========  ============
Municipal High Income Fund
Six months ended August 31, 1995:
Shares sold.............      302,593  $  3,034,988     211,727  $  2,124,794      234,142  $  2,339,749
Shares repurchased......     (735,689)   (7,411,510)   (399,184)   (4,018,971)    (417,554)   (4,184,080)
Shares converted from
 Class B to Class A.....          945         9,444        (945)       (9,444)         --            --
Dividends reinvested in
 additional Fund shares.      103,052     1,036,116      33,370       335,267       41,449       416,449
                          -----------  ------------  ----------  ------------  -----------  ------------
Net decrease............     (329,099) $ (3,330,962)   (155,032) $ (1,568,354)    (141,963) $ (1,427,882)
                          ===========  ============  ==========  ============  ===========  ============
Year Ended February 28, 1995:
Shares sold.............      720,430  $  7,168,272     550,580  $  5,501,098    1,193,461  $ 11,931,788
Shares repurchased......   (2,251,267)  (22,313,165)   (997,368)   (9,856,871)  (2,307,181)  (22,857,974)
Shares converted from
 Class B to Class A.....       30,243       298,033     (30,243)     (298,033)         --            --
Dividends reinvested in
 additional Fund shares.      241,093     2,399,332      81,216       807,852      116,205     1,157,982
                          -----------  ------------  ----------  ------------  -----------  ------------
Net decrease............   (1,259,501) $(12,447,528)   (395,815) $(3,845,954)     (997,515) $ (9,768,204)
                          ===========  ============  ==========  ============  ===========  ============

 NOTES TO FINANCIAL STATEMENTS - (CONCLUDED)
PAINEWEBBER
SHARES OF BENEFICIAL INTEREST -- (CONCLUDED)

                                 CLASS A                 CLASS B                  CLASS D
                          -----------------------  ---------------------  ------------------------
                            Shares      Amount      Shares     Amount       Shares       Amount
                          ----------  -----------  --------  -----------  ----------  ------------
New York Tax-Free Income Fund
Six months ended August 31, 1995:
Shares sold.............      39,591  $   463,077    53,160  $   551,884      88,826  $    926,224
Shares repurchased......    (321,554)  (3,348,156) (241,099)  (2,505,756)   (394,981)   (4,110,909)
Shares converted from
 Class B to Class A.....       1,179       12,497    (1,179)     (12,497)        --            --
Dividends reinvested in
 additional Fund shares.      49,351      459,978    15,458      160,607      34,691       360,574
                          ----------  -----------  --------  -----------  ----------  ------------
Net decrease............    (231,433) $(2,412,604) (173,660) $(1,805,762)   (271,464) $ (2,824,111)
                          ==========  ===========  ========  ===========  ==========  ============
Year Ended February 28, 1995
Shares sold.............     283,990  $ 2,947,431   301,219  $ 3,116,930     663,852  $  6,913,624
Shares repurchased......  (1,369,728) (13,922,406) (670,547)  (6,771,023) (2,201,138)  (22,481,927)
Shares converted from
 Class B to Class A.....      15,724      163,362   (15,731)    (163,362)        --            --
Dividends reinvested in
 additional Fund shares.     148,031    1,507,461    71,731      732,650     130,636     1,332,304
                          ----------  -----------  --------  -----------  ----------  ------------
Net decrease............    (921,983) $(9,304,152) (313,328) $(3,084,805) (1,406,650) $(14,235,999)
                          ==========  ===========  ========  ===========  ==========  ============

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

 CALIFORNIA TAX-FREE INCOME FUND
PAINEWEBBER
            FINANCIAL HIGHLIGHTS

            SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                         CLASS A
                          --------------------------------------------------------------------------
                            FOR THE                          FOR THE
                          SIX MONTHS     FOR THE YEAR         THREE
                             ENDED           ENDED            MONTHS           FOR THE YEAR
                          AUGUST 31,     FEBRUARY 28,         ENDED         ENDED NOVEMBER 30,
                             1995      ------------------  FEBRUARY 28, ----------------------------
                          (UNAUDITED)    1995      1994        1993       1992      1991      1990
                          -----------  --------  --------  ------------ --------  --------  --------
Net asset value,
 beginning of period....   $  10.68    $  11.41  $  11.80    $  11.39   $  11.13  $  10.94  $  10.95
                           --------    --------  --------    --------   --------  --------  --------
Net investment income...       0.29        0.58      0.60        0.16       0.66      0.71      0.78
Net realized and
 unrealized gains
 (losses) from
 investment
 transactions...........       0.13       (0.63)    (0.08)       0.58       0.29      0.22     (0.01)
                           --------    --------  --------    --------   --------  --------  --------
Net increase (decrease)
 from investment
 operations.............       0.42       (0.05)     0.52        0.74       0.95      0.93      0.77
                           --------    --------  --------    --------   --------  --------  --------
Dividends from net
 investment income......      (0.29)      (0.58)    (0.60)      (0.16)     (0.66)    (0.71)    (0.78)
Distributions from net
 realized gains from
 investment
 transactions...........        --        (0.10)    (0.31)      (0.17)     (0.03)    (0.03)      --
                           --------    --------  --------    --------   --------  --------  --------
Total dividends and
 distributions to
 shareholders...........      (0.29)      (0.68)    (0.91)      (0.33)     (0.69)    (0.74)    (0.78)
                           --------    --------  --------    --------   --------  --------  --------
Net asset value, end of
 period.................   $  10.81    $  10.68  $  11.41    $  11.80   $  11.39  $  11.13  $  10.94
                           ========    ========  ========    ========   ========  ========  ========
Total investment
 return(1)..............       3.97%     (0.18)%     4.46%       6.52%      8.73%     8.84%     6.89%
                           ========    ========  ========    ========   ========  ========  ========
Ratios and supplemental
 data:
Net assets, end of
 period (000's).........   $168,753    $178,234  $227,179    $247,025   $239,851  $231,987  $211,701
Ratio of expenses to
 average net assets.....       0.93%*      0.88%     0.90%       0.99%*     0.93%     0.83%     0.68%
Ratio of net investment
 income to average net
 assets.................       5.31%*      5.55%     5.10%       5.61%*     5.80%     6.46%     6.78%
Portfolio turnover rate.       7.07%      10.61%    36.73%       3.42%     24.78%     2.44%    22.82%
---------------------

  + Commencement of issuance of shares
  * Annualized
(1) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and capital gains distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A and Class B shares would be lower if sales charges were included. Total returns for periods of less than one year have not been annualized.

                       CLASS B                                                    CLASS D
------------------------------------------------------------   -------------------------------------------------
                                                    FOR THE                                             FOR THE
  FOR THE                      FOR THE               PERIOD      FOR THE                     FOR THE     PERIOD
SIX MONTHS    FOR THE YEAR      THREE     FOR THE   JULY 1,    SIX MONTHS   FOR THE YEAR      THREE     JULY 2,
   ENDED          ENDED         MONTHS      YEAR     1991+        ENDED         ENDED         MONTHS     1992+
AUGUST 31,    FEBRUARY 28,      ENDED      ENDED    THROUGH    AUGUST 31,   FEBRUARY 28,      ENDED     THROUGH
   1995      ----------------  FEBRUARY   NOVEMBER  NOVEMBER      1995     ----------------  FEBRUARY   NOVEMBER
(UNAUDITED)   1995     1994    28, 1993   30, 1992  30, 1991   (UNAUDITED)  1995     1994    28, 1993   30, 1992
-----------  -------  -------  --------   --------  --------   ----------- -------  -------  --------   --------
  $ 10.69    $ 11.41  $ 11.81  $ 11.39    $ 11.14   $ 10.95      $ 10.67   $ 11.40  $ 11.79  $ 11.38    $ 11.41
  -------    -------  -------  -------    -------   -------      -------   -------  -------  -------    -------
     0.25       0.50     0.51     0.14       0.57      0.25         0.26      0.53     0.54     0.14       0.21
     0.12      (0.62)   (0.09)    0.59       0.28      0.19         0.13     (0.63)   (0.08)    0.58      (0.03)
  -------    -------  -------  -------    -------   -------      -------   -------  -------  -------    -------
     0.37      (0.12)    0.42     0.73       0.85      0.44         0.39     (0.10)    0.46     0.72       0.18
  -------    -------  -------  -------    -------   -------      -------   -------  -------  -------    -------
    (0.25)     (0.50)   (0.51)   (0.14)     (0.57)    (0.25)       (0.26)    (0.53)   (0.54)   (0.14)     (0.21)
      --       (0.10)   (0.31)   (0.17)     (0.03)      --           --      (0.10)   (0.31)   (0.17)       --
  -------    -------  -------  -------    -------   -------      -------   -------  -------  -------    -------
    (0.25)     (0.60)   (0.82)   (0.31)     (0.60)    (0.25)       (0.26)    (0.63)   (0.85)   (0.31)     (0.21)
  -------    -------  -------  -------    -------   -------      -------   -------  -------  -------    -------
  $ 10.81    $ 10.69  $ 11.41  $ 11.81    $ 11.39   $ 11.14      $ 10.80   $ 10.67  $ 11.40  $ 11.79    $ 11.38
  =======    =======  =======  =======    =======   =======      =======   =======  =======  =======    =======
     3.09%    (0.85)%    3.56%    6.50%      7.80%     3.69%        3.71%   (0.70)%    3.91%    6.49%      1.28%
  =======    =======  =======  =======    =======   =======      =======   =======  =======  =======    =======
  $30,403    $33,007  $41,979  $36,693    $30,205   $10,743      $25,070   $28,217  $53,874  $39,029    $30,141
     1.69%*     1.64%    1.65%    1.74%*     1.68%     1.62%*       1.45%*    1.40%    1.39%    1.48%*     1.39%*
     4.56%*     4.78%    4.32%    4.81%*     4.91%     5.02%*       4.80%*    5.05%    4.55%    5.06%*     4.79%*
     7.07%     10.61%   36.73%    3.42%     24.78%     2.44%        7.07%    10.61%   36.73%    3.42%     24.78%

 NATIONAL TAX-FREE INCOME FUND
PAINEWEBBER

            FINANCIAL HIGHLIGHTS

            SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                         CLASS A
                          ---------------------------------------------------------------------------
                            FOR THE
                          SIX MONTHS     FOR THE YEAR         FOR THE
                             ENDED           ENDED          THREE MONTHS        FOR THE YEAR
                          AUGUST 31,     FEBRUARY 28,          ENDED         ENDED NOVEMBER 30,
                             1995      -------------------  FEBRUARY 28, ----------------------------
                          (UNAUDITED)    1995       1994        1993       1992      1991      1990
                          -----------  --------   --------  ------------ --------  --------  --------
Net asset value,
 beginning of period....   $  11.26    $  12.00   $  12.09    $  11.67   $  11.40  $  11.20  $  11.21
                           --------    --------   --------    --------   --------  --------  --------
Net investment income...       0.30        0.63       0.64        0.17       0.71      0.76      0.78
Net realized and
 unrealized gains
 (losses) from
 investment
 transactions...........       0.19       (0.73)      0.03        0.55       0.31      0.20     (0.01)
                           --------    --------   --------    --------   --------  --------  --------
Net increase (decrease)
 from investment
 operations.............       0.49       (0.10)      0.67        0.72       1.02      0.96      0.77
                           --------    --------   --------    --------   --------  --------  --------
Dividends from net
 investment income......      (0.30)      (0.63)     (0.64)      (0.17)     (0.71)    (0.76)    (0.78)
Distributions from net
 realized gains from
 investment
 transactions...........        --        (0.01)     (0.12)      (0.13)     (0.04)      --        --
                           --------    --------   --------    --------   --------  --------  --------
Total dividends and
 distributions to
 shareholders...........      (0.30)      (0.64)     (0.76)      (0.30)     (0.75)    (0.76)    (0.78)
                           --------    --------   --------    --------   --------  --------  --------
Net asset value, end of
 period.................   $  11.45    $  11.26   $  12.00    $  12.09   $  11.67  $  11.40  $  11.20
                           ========    ========   ========    ========   ========  ========  ========
Total investment
 return(1)..............       4.37%      (0.63)%     5.65%       6.31%      9.21%     8.85%     7.17%
                           ========    ========   ========    ========   ========  ========  ========
Ratios and supplemental
 data:
Net assets, end of
 period (000's).........   $328,294    $346,579   $432,825    $419,596   $396,587  $366,300  $343,539
Ratio of expenses to
 average net assets.....       0.88%*      0.88%      0.89%       0.88%*     0.91%     0.83%     0.69%
Ratio of net investment
 income to average net
 assets.................       5.21%*      5.62%      5.28%       5.86%*     6.13%     6.66%     7.08%
Portfolio turnover rate.      30.19%      59.85%     15.87%       5.36%     21.40%    26.69%    24.45%
---------------------

  + Commencement of issuance of shares
  * Annualized
(1) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends, and capital gains distributions at net asset value on the payable date and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A and Class B shares would be lower if sales charges were included. Total returns for periods of less than one year have not been annualized.

                       CLASS B                                                     CLASS D
-------------------------------------------------------------  ----------------------------------------------------
                                                     FOR THE                                               FOR THE
  FOR THE                       FOR THE               PERIOD     FOR THE                        FOR THE     PERIOD
SIX MONTHS    FOR THE YEAR       THREE     FOR THE   JULY 1,   SIX MONTHS    FOR THE YEAR        THREE     JULY 2,
   ENDED          ENDED          MONTHS      YEAR     1991+       ENDED          ENDED           MONTHS     1992+
AUGUST 31,    FEBRUARY 28,       ENDED      ENDED    THROUGH   AUGUST 31,    FEBRUARY 28,        ENDED     THROUGH
   1995      -----------------  FEBRUARY   NOVEMBER  NOVEMBER     1995     -------------------  FEBRUARY   NOVEMBER
(UNAUDITED)   1995      1994    28, 1993   30, 1992  30, 1991  (UNAUDITED)   1995       1994    28, 1993   30, 1992
-----------  -------   -------  --------   --------  --------  ----------- --------   --------  --------   --------
  $ 11.26    $ 11.99   $ 12.08  $ 11.67    $ 11.40    $11.19     $ 11.26   $  12.00   $  12.09  $  11.67   $  11.71
  -------    -------   -------  -------    -------    ------     -------   --------   --------  --------   --------
     0.26       0.54      0.55     0.15       0.62      0.27        0.27       0.57       0.58      0.15       0.23
     0.19      (0.72)     0.03     0.54       0.31      0.21        0.19      (0.73)      0.03      0.55      (0.04)
  -------    -------   -------  -------    -------    ------     -------   --------   --------  --------   --------
     0.45      (0.18)     0.58     0.69       0.93      0.48        0.46      (0.16)      0.61      0.70       0.19
  -------    -------   -------  -------    -------    ------     -------   --------   --------  --------   --------
    (0.26)     (0.54)    (0.55)   (0.15)     (0.62)    (0.27)      (0.27)     (0.57)     (0.58)    (0.15)     (0.23)
      --       (0.01)    (0.12)   (0.13)     (0.04)      --          --       (0.01)     (0.12)    (0.13)       --
  -------    -------   -------  -------    -------    ------     -------   --------   --------  --------   --------
    (0.26)     (0.55)    (0.67)   (0.28)     (0.66)    (0.27)      (0.27)     (0.58)     (0.70)    (0.28)     (0.23)
  -------    -------   -------  -------    -------    ------     -------   --------   --------  --------   --------
  $ 11.45    $ 11.26   $ 11.99  $ 12.08    $ 11.67    $11.40     $ 11.45   $  11.26   $  12.00  $  12.09   $  11.67
  =======    =======   =======  =======    =======    ======     =======   ========   ========  ========   ========
     3.98%     (1.29)%    4.87%    6.02%      8.36%     4.06%       4.11%     (1.13)%     5.13%     6.18%      1.41%
  =======    =======   =======  =======    =======    ======     =======   ========   ========  ========   ========
  $54,881    $58,958   $70,988  $50,064    $39,564    $8,620     $86,441   $101,642   $187,778  $138,989   $105,854
     1.64%*     1.64%     1.63%    1.63%*     1.65%     1.65%*      1.40%*     1.40%      1.37%     1.37%*     1.42%*
     4.46%*     4.86%     4.50%    5.08%*     5.16%     5.26%*      4.72%*     5.13%      4.75%     5.30%*     5.17%*
    30.19%     59.85%    15.87%    5.36%     21.40%    26.69%      30.19%     59.85%     15.87%     5.36%     21.40%

 MUNICIPAL HIGH INCOME FUND
PAINEWEBBER

            FINANCIAL HIGHLIGHTS

            SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                     CLASS A
                          ----------------------------------------------------------------
                            FOR THE
                          SIX MONTHS                 FOR THE YEAR ENDED
                             ENDED    ----------------------------------------------------
                          AUGUST 31,       FEBRUARY 28,
                             1995     -------------------------  FEBRUARY 29, FEBRUARY 28,
                          (UNAUDITED)  1995     1994     1993        1992         1991
                          ----------- -------  -------  -------  ------------ ------------
Net asset value,
 beginning of period....    $  9.92   $ 10.77  $ 10.96  $ 10.29    $  9.92      $ 10.00
                            -------   -------  -------  -------    -------      -------


Net investment income...       0.31      0.59     0.61     0.67       0.71         0.72
Net realized and
 unrealized gains
 (losses) from
 investment
 transactions...........       0.24     (0.82)    0.01     0.81       0.44        (0.08)
                            -------   -------  -------  -------    -------      -------
Net increase (decrease)
 from investment
 operations.............       0.55     (0.23)    0.62     1.48       1.15         0.64
                            -------   -------  -------  -------    -------      -------


Dividends from net
 investment income......      (0.31)    (0.59)   (0.61)   (0.67)     (0.71)       (0.72)
Distributions from net
 realized gains from
 investment
 transactions...........        --      (0.03)   (0.20)   (0.14)     (0.07)         --
                            -------   -------  -------  -------    -------      -------
Total dividends and
 distributions to
 shareholders...........      (0.31)    (0.62)   (0.81)   (0.81)     (0.78)       (0.72)
                            -------   -------  -------  -------    -------      -------
Net asset value, end of
 period.................    $ 10.16   $  9.92  $ 10.77  $ 10.96    $ 10.29      $  9.92
                            =======   =======  =======  =======    =======      =======
Total investment
 return(1)..............       5.59%   (2.03)%    5.77%   15.05%     11.94%        6.69%
                            =======   =======  =======  =======    =======      =======
Ratios and supplemental
 data:
Net assets, end of
 period (000's).........    $61,480   $63,287  $82,248  $82,251    $68,830      $62,559
Ratio of expenses, net
 of waivers from
 adviser, to average net
 assets.................       1.09%*    1.13%    1.03%    0.87%      0.75%        0.69%
Ratio of expenses,
 before waivers from
 adviser, to average net
 assets.................       1.09%*    1.13%    1.16%    1.29%      1.25%        1.54%
Ratio of net investment
 income, net of waivers
 from adviser, to
 average net assets.....       6.02%*    5.96%    5.52%    6.31%      6.99%        7.32%
Ratio of net investment
 income, before waivers
 from adviser, to
 average net assets.....       6.02%*    5.96%    5.39%    5.89%      6.49%        6.47%
Portfolio turnover rate.       5.99%    28.44%   23.19%   10.05%     45.93%       19.82%
---------------------

  + Commencement of issuance of shares
  * Annualized
(1) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and capital gains distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A and Class B shares would be lower if sales charges were included. Total returns for periods of less than one year have not been annualized.

                     CLASS B                                           CLASS D
----------------------------------------------------- -------------------------------------------
FOR THE SIX                                FOR THE    FOR THE SIX                      FOR THE
  MONTHS                                   PERIOD       MONTHS     FOR THE YEAR        PERIOD
   ENDED       FOR THE YEAR ENDED       JULY 1, 1991+    ENDED         ENDED        JULY 2, 1992+
AUGUST 31,        FEBRUARY 28,             THROUGH    AUGUST 31,   FEBRUARY 28,        THROUGH
   1995      -------------------------    FEBRUARY       1995     ----------------    FEBRUARY
(UNAUDITED)   1995     1994     1993      29, 1992    (UNAUDITED)  1995     1994      28, 1993
-----------  -------  -------  -------  ------------- ----------- -------  -------  -------------
  $  9.92    $ 10.76  $ 10.96  $ 10.29     $10.05       $  9.92   $ 10.77  $ 10.96     $ 10.50
  -------    -------  -------  -------     ------       -------   -------  -------     -------
     0.27       0.52     0.52     0.59       0.42          0.28      0.55     0.55        0.36
     0.24      (0.81)     --      0.81       0.31          0.24     (0.82)    0.01        0.47
  -------    -------  -------  -------     ------       -------   -------  -------     -------
     0.51      (0.29)    0.52     1.40       0.73          0.52     (0.27)    0.56        0.83
  -------    -------  -------  -------     ------       -------   -------  -------     -------
    (0.27)     (0.52)   (0.52)   (0.59)     (0.42)        (0.28)    (0.55)   (0.55)      (0.36)
      --       (0.03)   (0.20)   (0.14)     (0.07)          --      (0.03)   (0.20)      (0.01)
  -------    -------  -------  -------     ------       -------   -------  -------     -------
    (0.27)     (0.55)   (0.72)   (0.73)     (0.49)        (0.28)    (0.58)   (0.75)      (0.37)
  -------    -------  -------  -------     ------       -------   -------  -------     -------
  $ 10.16    $  9.92  $ 10.76  $ 10.96     $10.29       $ 10.16   $  9.92  $ 10.77     $ 10.96
  =======    =======  =======  =======     ======       =======   =======  =======     =======
     5.21%    (2.67)%    4.88%   14.81%      6.89%         5.34%   (2.51)%    5.24%       7.72%
  =======    =======  =======  =======     ======       =======   =======  =======     =======
  $24,876    $25,823  $32,287  $22,922     $8,176       $22,278   $23,158  $35,872     $21,638
     1.83%*     1.87%    1.79%    1.63%      1.50%*        1.57%*    1.63%    1.54%       1.40%*
     1.83%*     1.87%    1.90%    2.01%      1.98%*        1.57%*    1.63%    1.64%       1.69%*
     5.29%*     5.21%    4.72%    5.48%      5.80%*        5.54%*    5.48%    4.95%       5.26%*
     5.29%*     5.21%    4.61%    5.10%      5.32%*        5.54%*    5.48%    4.85%       4.97%*
     5.99%     28.44%   23.19%   10.05%     45.93%         5.99%    28.44%   23.19%      10.05%

 NEW YORK TAX-FREE INCOME FUND
PAINEWEBBER

            FINANCIAL HIGHLIGHTS

            SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                       CLASS A
                          ---------------------------------------------------------------------
                              FOR THE                    FOR THE YEAR ENDED
                            SIX MONTHS    -----------------------------------------------------
                               ENDED           FEBRUARY 28,
                          AUGUST 31, 1995 --------------------------  FEBRUARY 29, FEBRUARY 28,
                            (UNAUDITED)    1995      1994     1993        1992         1991
                          --------------- -------   -------  -------  ------------ ------------
Net asset value,
 beginning of period....      $ 10.27     $ 11.03   $ 10.99  $ 10.12    $  9.76      $  9.72
                              -------     -------   -------  -------    -------      -------
Net investment income...         0.27        0.54      0.57     0.63       0.66         0.67
Net realized and
 unrealized gains
 (losses) from
 investment
 transactions...........         0.18       (0.66)     0.07     0.87       0.36         0.04
                              -------     -------   -------  -------    -------      -------
Net increase (decrease)
 from investment
 operations.............         0.45       (0.12)     0.64     1.50       1.02         0.71
                              -------     -------   -------  -------    -------      -------
Dividends from net
 investment income......        (0.27)      (0.54)    (0.57)   (0.63)     (0.66)       (0.67)
Distributions from net
 realized gains from
 investment
 transactions...........          --        (0.10)    (0.03)     --         --           --
                              -------     -------   -------  -------    -------      -------
Total dividends and
 distributions to
 shareholders...........        (0.27)      (0.64)    (0.60)   (0.63)     (0.66)       (0.67)
                              -------     -------   -------  -------    -------      -------
Net asset value, end of
 period.................      $ 10.45     $ 10.27   $ 11.03  $ 10.99    $ 10.12      $  9.76
                              =======     =======   =======  =======    =======      =======
Total investment
 return(1)..............         4.45%      (0.83)%    5.89%   15.44%     10.80%        7.59%
                              =======     =======   =======  =======    =======      =======
Ratios and supplemental
 data:
Net assets, end of
 period (000's).........      $30,621     $32,475   $45,033  $43,443    $35,961      $30,173
Ratio of expenses, net
 of waivers from
 adviser, to average net
 assets.................         1.02%*      1.01%     0.75%    0.34%      0.25%        0.21%
Ratio of expenses,
 before waivers from
 adviser, to average net
 assets.................         1.13%*      1.26%     1.25%    1.47%      1.53%        1.84%
Ratio of net investment
 income, net of waivers
 from adviser, to
 average net assets.....         5.16%*      5.38%     5.13%    6.07%      6.65%        6.93%
Ratio of net investment
 income, before waivers
 from adviser, to
 average net assets.....         5.05%*      5.13%     4.63%    4.94%      5.37%        5.30%
Portfolio turnover rate.         6.52%       6.30%     8.14%    5.76%      5.55%        2.65%
---------------------

  + Commencement of issuance of shares
  * Annualized
(1) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and capital gains distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A and Class B shares would be lower if sales charges were included. Total returns for periods of less than one year have not been annualized.

                       CLASS B                                                CLASS D
---------------------------------------------------------- -------------------------------------------------
    FOR THE                                 FOR THE PERIOD     FOR THE      FOR THE YEAR      FOR THE PERIOD
  SIX MONTHS       FOR THE YEAR ENDED       JULY 1, 1991+    SIX MONTHS         ENDED         JULY 2, 1992+
     ENDED            FEBRUARY 28,             THROUGH          ENDED       FEBRUARY  28,        THROUGH
AUGUST 31, 1995  -------------------------   FEBRUARY 29,  AUGUST 31, 1995 -----------------   FEBRUARY 28,
  (UNAUDITED)     1995     1994     1993         1992        (UNAUDITED)    1995      1994         1993
---------------  -------  -------  -------  -------------- --------------- -------   -------  --------------
    $ 10.27      $ 11.03  $ 10.98  $ 10.12      $ 9.81         $ 10.28     $ 11.03   $ 10.99     $ 10.45
    -------      -------  -------  -------      ------         -------     -------   -------     -------
       0.23         0.47     0.49     0.56        0.39            0.25        0.49      0.51        0.36
       0.18        (0.66)    0.08     0.86        0.31            0.18       (0.65)     0.07        0.54
    -------      -------  -------  -------      ------         -------     -------   -------     -------
       0.41        (0.19)    0.57     1.42        0.70            0.43       (0.16)     0.58        0.90
    -------      -------  -------  -------      ------         -------     -------   -------     -------
      (0.23)       (0.47)   (0.49)   (0.56)      (0.39)          (0.25)      (0.49)    (0.51)      (0.36)
        --         (0.10)   (0.03)     --          --              --        (0.10)    (0.03)        --
    -------      -------  -------  -------      ------         -------     -------   -------     -------
      (0.23)       (0.57)   (0.52)   (0.56)      (0.39)          (0.25)      (0.59)    (0.54)      (0.36)
    -------      -------  -------  -------      ------         -------     -------   -------     -------
    $ 10.45      $ 10.27  $ 11.03  $ 10.98      $10.12         $ 10.46     $ 10.28   $ 11.03     $ 10.99
    =======      =======  =======  =======      ======         =======     =======   =======     =======
       4.06%      (1.57)%    5.19%   14.35%       6.80%           4.19%      (1.20)%    5.35%       8.38%
    =======      =======  =======  =======      ======         =======     =======   =======     =======
    $13,101      $14,660  $19,193  $13,776      $6,026         $18,625     $21,095   $38,165     $19,553
       1.77%*       1.76%    1.51%    1.10%       1.00%*          1.52%*      1.52%     1.27%       0.90%*
       1.87%*       2.01%    1.99%    2.19%       2.20%*          1.62%*      1.75%     1.72%       1.83%*
       4.42%*       4.63%    4.34%    5.22%       5.59%*          4.67%*      4.89%     4.55%       5.04%*
       4.31%*       4.38%    3.86%    4.13%       4.39%*          4.57%*      4.65%     4.10%       4.11%*
       6.52%        6.30%    8.14%    5.76%       5.55%           6.52%       6.30%     8.14%       5.76%